UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Large Cap Growth Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2021
Michael Guttag*
Co-Portfolio Manager
Managed Fund since January 2024
*Effective January 31, 2024, Mr. Guttag was named co-portfolio manager of the Fund.
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	10.42	37.33	16.52	13.98
	Including sales charges		4.07	29.44	15.15	13.31
Advisor Class		11/08/12	10.55	37.67	16.81	14.28
Class C	Excluding sales charges	11/18/02	10.00	36.29	15.65	13.13
	Including sales charges		9.00	35.29	15.65	13.13
Class E	Excluding sales charges	09/22/06	10.26	36.88	16.23	13.79
	Including sales charges		5.30	30.73	15.17	13.26
Institutional Class		12/14/90	10.56	37.68	16.81	14.27
Institutional 2 Class		03/07/11	10.57	37.72	16.85	14.34
Institutional 3 Class		07/15/09	10.61	37.78	16.91	14.40
Class R		09/27/10	10.30	36.99	16.23	13.70
Russell 1000 Growth Index			9.65	34.99	18.04	15.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only.  Returns for Class E shares are shown with and without the maximum sales charge of 4.50%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Common Stocks	98.9
Exchange-Traded Equity Funds	0.3
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2024)
Communication Services	10.4
Consumer Discretionary	15.4
Consumer Staples	4.2
Financials	4.4
Health Care	13.7
Industrials	5.7
Information Technology	43.9
Real Estate	2.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at January 31, 2024)
Information Technology
Application Software	5.4
Electronic Manufacturing Services	1.2
Internet Services & Infrastructure	1.2
Semiconductors	10.7
Systems Software	15.0
Technology Hardware, Storage & Peripherals	10.4
Total	43.9
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.20	1,020.16	5.24	5.03	0.99
Advisor Class	1,000.00	1,000.00	1,105.50	1,021.42	3.92	3.76	0.74
Class C	1,000.00	1,000.00	1,100.00	1,016.39	9.18	8.82	1.74
Class E	1,000.00	1,000.00	1,102.60	1,018.60	6.87	6.60	1.30
Institutional Class	1,000.00	1,000.00	1,105.60	1,021.42	3.92	3.76	0.74
Institutional 2 Class	1,000.00	1,000.00	1,105.70	1,021.52	3.81	3.66	0.72
Institutional 3 Class	1,000.00	1,000.00	1,106.10	1,021.77	3.55	3.40	0.67
Class R	1,000.00	1,000.00	1,103.00	1,018.90	6.55	6.29	1.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 10.3%
Entertainment 0.6%
TKO Group Holdings, Inc.	348,181	29,139,268
Interactive Media & Services 9.7%
Alphabet, Inc., Class A(a)	1,154,093	161,688,429
Alphabet, Inc., Class C(a)	1,394,658	197,762,504
Meta Platforms, Inc., Class A(a)	335,196	130,773,368
Total		490,224,301
Total Communication Services		519,363,569
Consumer Discretionary 15.3%
Automobiles 1.2%
Tesla, Inc.(a)	328,145	61,458,277
Broadline Retail 6.8%
Amazon.com, Inc.(a)	2,215,046	343,775,139
Hotels, Restaurants & Leisure 4.4%
Darden Restaurants, Inc.	323,183	52,543,092
DraftKings, Inc., Class A(a)	1,475,186	57,606,013
Expedia Group, Inc.(a)	359,438	53,315,439
Hilton Worldwide Holdings, Inc.	303,588	57,973,164
Total		221,437,708
Specialty Retail 1.6%
TJX Companies, Inc. (The)(b)	816,083	77,454,438
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B(b)	623,460	63,299,894
Total Consumer Discretionary		767,425,456
Consumer Staples 4.2%
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	200,836	139,556,919
Household Products 1.4%
Procter & Gamble Co. (The)	436,356	68,568,982
Total Consumer Staples		208,125,901
Financials 4.4%
Financial Services 4.4%
Visa, Inc., Class A	809,053	221,081,823
Total Financials		221,081,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.5%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.(a)	267,026	23,519,650
Natera, Inc.(a)	401,318	26,462,909
Vertex Pharmaceuticals, Inc.(a)	131,538	57,005,938
Total		106,988,497
Health Care Equipment & Supplies 3.8%
Cooper Companies, Inc. (The)	140,544	52,427,128
DexCom, Inc.(a)	505,441	61,335,265
Intuitive Surgical, Inc.(a)	207,703	78,557,429
Total		192,319,822
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	478,502	52,247,634
Humana, Inc.	110,789	41,884,889
UnitedHealth Group, Inc.	125,577	64,262,774
Total		158,395,297
Pharmaceuticals 4.4%
Eli Lilly & Co.	247,686	159,908,559
Zoetis, Inc.	331,242	62,210,560
Total		222,119,119
Total Health Care		679,822,735
Industrials 5.6%
Aerospace & Defense 1.0%
General Dynamics Corp.	190,894	50,585,001
Commercial Services & Supplies 1.5%
Cintas Corp.	122,053	73,789,582
Electrical Equipment 2.1%
AMETEK, Inc.	343,005	55,583,960
Eaton Corp. PLC	207,529	51,068,737
Total		106,652,697
Industrial Conglomerates 1.0%
Honeywell International, Inc.	257,285	52,038,464
Total Industrials		283,065,744
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.4%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	412,656	58,675,557
IT Services 1.2%
MongoDB, Inc.(a)	148,593	59,514,468
Semiconductors & Semiconductor Equipment 10.6%
Advanced Micro Devices, Inc.(a)	510,959	85,682,714
NVIDIA Corp.	568,692	349,899,127
QUALCOMM, Inc.	666,227	98,941,372
Total		534,523,213
Software 20.2%
Adobe, Inc.(a),(b)	184,807	114,170,069
Dynatrace, Inc.(a)	1,023,570	58,343,490
Microsoft Corp.	1,437,990	571,716,064
Palo Alto Networks, Inc.(a),(b)	243,536	82,439,371
Salesforce, Inc.(a),(b)	346,096	97,284,125
ServiceNow, Inc.(a)	117,803	90,166,416
Total		1,014,119,535
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc.	2,797,039	515,773,992
Total Information Technology		2,182,606,765
Real Estate 2.2%
Industrial REITs 0.9%
Prologis, Inc.	361,692	45,822,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.3%
Equinix, Inc.	79,392	65,877,100
Total Real Estate		111,699,859
Total Common Stocks (Cost $2,156,166,472)		4,973,191,852

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Large Cap 0.3%
Columbia Research Enhanced Core ETF(c)	525,574	14,915,790
Total Exchange-Traded Equity Funds (Cost $13,534,816)		14,915,790

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 5.541%(c),(d)	39,551,693	39,543,783
Total Money Market Funds (Cost $39,545,347)		39,543,783
Total Investments in Securities (Cost: $2,209,246,635)		5,027,651,425
Other Assets & Liabilities, Net		57,629
Net Assets		5,027,709,054
At January 31, 2024, securities and/or cash totaling $85,855,692 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Adobe, Inc.	Morgan Stanley	USD	(22,548,970)	(365)	665.00	2/16/2024	(109,068)	(92,710)
Nike, Inc.	Morgan Stanley	USD	(12,498,343)	(1,231)	110.00	2/16/2024	(29,266)	(20,927)
Palo Alto Networks, Inc.	Morgan Stanley	USD	(16,282,331)	(481)	370.00	2/16/2024	(134,458)	(111,832)
Salesforce, Inc.	Morgan Stanley	USD	(19,226,556)	(684)	300.00	2/16/2024	(112,215)	(62,586)
TJX Cos, Inc. (The)	Morgan Stanley	USD	(15,299,492)	(1,612)	105.00	2/16/2024	(689)	(16,120)
Total							(385,696)	(304,175)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	34,923,055	54,360,787	(73,798,068)	(569,984)	14,915,790	1,291,532	245,070	525,574
Columbia Short-Term Cash Fund, 5.541%
	41,587,945	394,721,150	(396,767,623)	2,311	39,543,783	3,130	622,071	39,551,693
Total	76,511,000			(567,673)	54,459,573	1,294,662	867,141

(d)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	519,363,569	—	—	519,363,569
Consumer Discretionary	767,425,456	—	—	767,425,456
Consumer Staples	208,125,901	—	—	208,125,901
Financials	221,081,823	—	—	221,081,823
Health Care	679,822,735	—	—	679,822,735
Industrials	283,065,744	—	—	283,065,744
Information Technology	2,182,606,765	—	—	2,182,606,765
Real Estate	111,699,859	—	—	111,699,859
Total Common Stocks	4,973,191,852	—	—	4,973,191,852
Exchange-Traded Equity Funds	14,915,790	—	—	14,915,790
Money Market Funds	39,543,783	—	—	39,543,783
Total Investments in Securities	5,027,651,425	—	—	5,027,651,425
Investments in Derivatives
Liability
Call Option Contracts Written	(304,175)	—	—	(304,175)
Total	5,027,347,250	—	—	5,027,347,250
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,156,166,472)	$4,973,191,852
Affiliated issuers (cost $53,080,163)	54,459,573
Cash	1,379
Receivable for:
Capital shares sold	1,386,074
Dividends	1,342,417
Expense reimbursement due from Investment Manager	62
Prepaid expenses	31,447
Deferred compensation of board members	418,333
Other assets	50,065
Total assets	5,030,881,202
Liabilities
Option contracts written, at value (premiums received $385,696)	304,175
Payable for:
Capital shares redeemed	1,988,805
Management services fees	89,976
Distribution and/or service fees	21,202
Transfer agent fees	222,283
Compensation of chief compliance officer	437
Compensation of board members	5,120
Other expenses	38,208
Deferred compensation of board members	501,942
Total liabilities	3,172,148
Net assets applicable to outstanding capital stock	$5,027,709,054
Represented by
Paid in capital	2,048,904,949
Total distributable earnings (loss)	2,978,804,105
Total - representing net assets applicable to outstanding capital stock	$5,027,709,054
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$2,819,579,732
Shares outstanding	47,854,069
Net asset value per share	$58.92
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$62.51
Advisor Class
Net assets	$23,926,580
Shares outstanding	367,362
Net asset value per share	$65.13
Class C
Net assets	$41,853,479
Shares outstanding	983,887
Net asset value per share	$42.54
Class E
Net assets	$15,803,804
Shares outstanding	273,133
Net asset value per share	$57.86
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$60.59
Institutional Class
Net assets	$1,280,301,882
Shares outstanding	20,287,533
Net asset value per share	$63.11
Institutional 2 Class
Net assets	$31,110,262
Shares outstanding	491,635
Net asset value per share	$63.28
Institutional 3 Class
Net assets	$801,250,199
Shares outstanding	12,585,243
Net asset value per share	$63.67
Class R
Net assets	$13,883,116
Shares outstanding	241,716
Net asset value per share	$57.44
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,056,480
Dividends — affiliated issuers	867,141
Total income	18,923,621
Expenses:
Management services fees	14,990,941
Distribution and/or service fees
Class A	3,066,787
Class C	202,112
Class E	26,019
Class R	24,638
Class V	221,549
Transfer agent fees
Class A	983,088
Advisor Class	8,707
Class C	16,216
Class E	21,346
Institutional Class	476,840
Institutional 2 Class	7,655
Institutional 3 Class	20,395
Class R	3,959
Class V	71,320
Custodian fees	11,092
Printing and postage fees	78,825
Registration fees	79,897
Accounting services fees	15,581
Legal fees	35,866
Compensation of chief compliance officer	437
Compensation of board members	34,658
Deferred compensation of board members	13,561
Other	39,587
Total expenses	20,451,076
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(14,829)
Expense reduction	(9,184)
Total net expenses	20,427,063
Net investment loss	(1,503,442)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	172,539,323
Investments — affiliated issuers	1,294,662
Net realized gain	173,833,985
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	302,280,003
Investments — affiliated issuers	(567,673)
Option contracts written	81,521
Net change in unrealized appreciation (depreciation)	301,793,851
Net realized and unrealized gain	475,627,836
Net increase in net assets resulting from operations	$474,124,394
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income (loss)	$(1,503,442)	$753,997
Net realized gain	173,833,985	249,443,901
Net change in unrealized appreciation (depreciation)	301,793,851	422,504,968
Net increase in net assets resulting from operations	474,124,394	672,702,866
Distributions to shareholders
Net investment income and net realized gains
Class A	(117,001,581)	—
Advisor Class	(902,688)	—
Class C	(2,440,121)	—
Class E	(662,144)	—
Institutional Class	(49,700,914)	—
Institutional 2 Class	(1,152,516)	—
Institutional 3 Class	(29,316,792)	—
Class R	(466,851)	—
Total distributions to shareholders	(201,643,607)	—
Increase (decrease) in net assets from capital stock activity	78,581,786	(379,442,068)
Total increase in net assets	351,062,573	293,260,798
Net assets at beginning of period	4,676,646,481	4,383,385,683
Net assets at end of period	$5,027,709,054	$4,676,646,481
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	5,341,460	306,980,654	1,043,577	48,801,417
Distributions reinvested	1,951,892	110,477,111	—	—
Shares redeemed	(2,294,058)	(127,224,888)	(4,481,192)	(205,610,201)
Net increase (decrease)	4,999,294	290,232,877	(3,437,615)	(156,808,784)
Advisor Class
Shares sold	40,850	2,499,096	91,419	4,740,266
Distributions reinvested	13,307	832,197	—	—
Shares redeemed	(34,501)	(2,125,919)	(80,941)	(4,242,183)
Net increase	19,656	1,205,374	10,478	498,083
Class C
Shares sold	108,073	4,353,362	222,901	7,487,054
Distributions reinvested	58,027	2,373,287	—	—
Shares redeemed	(188,261)	(7,596,822)	(471,316)	(15,821,810)
Net decrease	(22,161)	(870,173)	(248,415)	(8,334,756)
Class E
Shares sold	40	2,925	608	28,534
Distributions reinvested	11,909	662,144	—	—
Shares redeemed	(20,247)	(1,097,851)	(38,732)	(1,731,406)
Net decrease	(8,298)	(432,782)	(38,124)	(1,702,872)
Institutional Class
Shares sold	966,879	56,516,551	1,521,236	75,716,994
Distributions reinvested	762,531	46,209,370	—	—
Shares redeemed	(1,367,099)	(80,736,414)	(2,664,295)	(128,869,590)
Net increase (decrease)	362,311	21,989,507	(1,143,059)	(53,152,596)
Institutional 2 Class
Shares sold	93,960	5,557,558	165,064	7,982,548
Distributions reinvested	18,935	1,150,484	—	—
Shares redeemed	(34,742)	(2,059,012)	(1,403,540)	(63,158,189)
Net increase (decrease)	78,153	4,649,030	(1,238,476)	(55,175,641)
Institutional 3 Class
Shares sold	1,350,256	85,487,387	1,453,714	71,332,532
Distributions reinvested	362,850	22,180,996	—	—
Shares redeemed	(1,352,580)	(81,074,173)	(3,037,886)	(157,733,858)
Net increase (decrease)	360,526	26,594,210	(1,584,172)	(86,401,326)
Class R
Shares sold	74,145	4,152,822	48,704	2,178,640
Distributions reinvested	7,932	437,798	—	—
Shares redeemed	(8,389)	(452,611)	(53,210)	(2,320,966)
Net increase (decrease)	73,688	4,138,009	(4,506)	(142,326)
Class V
Shares sold	5,098	277,239	21,576	970,980
Shares redeemed	(4,718,757)	(269,201,505)	(419,742)	(19,192,830)
Net decrease	(4,713,659)	(268,924,266)	(398,166)	(18,221,850)
Total net increase (decrease)	1,149,510	78,581,786	(8,082,055)	(379,442,068)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Large Cap Growth Fund  | Semiannual Report 2024

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Columbia Large Cap Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$55.73	(0.05)	5.75	5.70	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.59	(0.04)	8.18	8.14	—	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.43	(0.01)	11.15	11.14	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.86	(0.04)	2.98	2.94	—	(3.37)	(3.37)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$61.28	0.02	6.34	6.36	—	(2.51)	(2.51)
Year Ended 7/31/2023	$52.20	0.08	9.00	9.08	—	—	—
Year Ended 7/31/2022	$68.22	0.03	(10.50)	(10.47)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$54.87	0.02	20.10	20.12	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$46.43	0.10	12.01	12.11	—	(3.67)	(3.67)
Year Ended 7/31/2019	$46.53	0.07	3.20	3.27	—	(3.37)	(3.37)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$41.05	(0.19)	4.19	4.00	—	(2.51)	(2.51)
Year Ended 7/31/2023	$35.33	(0.29)	6.01	5.72	—	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Year Ended 7/31/2020	$35.43	(0.27)	8.90	8.63	—	(3.67)	(3.67)
Year Ended 7/31/2019	$36.70	(0.29)	2.39	2.10	—	(3.37)	(3.37)
Class E
Six Months Ended 1/31/2024 (Unaudited)	$54.85	(0.13)	5.65	5.52	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.01	(0.21)	8.05	7.84	—	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)
Year Ended 7/31/2020	$43.15	(0.06)	11.08	11.02	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.65	(0.08)	2.95	2.87	—	(3.37)	(3.37)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$59.45	0.02	6.15	6.17	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.64	0.08	8.73	8.81	—	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$45.38	0.10	11.71	11.81	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.56	0.06	3.13	3.19	—	(3.37)	(3.37)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$58.92	10.42%	0.99%	0.99% (c)	(0.18% )	18%	$2,819,580
Year Ended 7/31/2023	$55.73	17.10%	1.00% (d)	1.00% (c),(d)	(0.10% )	45%	$2,388,322
Year Ended 7/31/2022	$47.59	(17.35% )	0.98% (d)	0.98% (d)	(0.23% )	46%	$2,203,137
Year Ended 7/31/2021	$62.66	39.24%	0.99% (d)	0.99% (c),(d)	(0.21% )	52%	$2,900,684
Year Ended 7/31/2020	$50.90	27.48%	1.02%	1.02% (c)	(0.03% )	46%	$2,249,478
Year Ended 7/31/2019	$43.43	7.84%	1.04%	1.04%	(0.10% )	35%	$1,932,367
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$65.13	10.55%	0.74%	0.74% (c)	0.08%	18%	$23,927
Year Ended 7/31/2023	$61.28	17.39%	0.75% (d)	0.75% (c),(d)	0.15%	45%	$21,307
Year Ended 7/31/2022	$52.20	(17.15% )	0.73% (d)	0.73% (d)	0.05%	46%	$17,603
Year Ended 7/31/2021	$68.22	39.60%	0.74% (d)	0.74% (c),(d)	0.03%	52%	$20,760
Year Ended 7/31/2020	$54.87	27.81%	0.77%	0.77% (c)	0.21%	46%	$11,934
Year Ended 7/31/2019	$46.43	8.11%	0.79%	0.79%	0.15%	35%	$12,088
Class C
Six Months Ended 1/31/2024 (Unaudited)	$42.54	10.00%	1.74%	1.74% (c)	(0.92% )	18%	$41,853
Year Ended 7/31/2023	$41.05	16.19%	1.75% (d)	1.75% (c),(d)	(0.83% )	45%	$41,296
Year Ended 7/31/2022	$35.33	(17.96% )	1.73% (d)	1.73% (d)	(0.96% )	46%	$44,314
Year Ended 7/31/2021	$47.73	38.22%	1.74% (d)	1.74% (c),(d)	(0.93% )	52%	$81,519
Year Ended 7/31/2020	$40.39	26.54%	1.77%	1.77% (c)	(0.78% )	46%	$86,411
Year Ended 7/31/2019	$35.43	7.03%	1.79%	1.79%	(0.86% )	35%	$78,293
Class E
Six Months Ended 1/31/2024 (Unaudited)	$57.86	10.26%	1.30%	1.30% (c)	(0.48% )	18%	$15,804
Year Ended 7/31/2023	$54.85	16.68%	1.37% (d)	1.36% (c),(d)	(0.45% )	45%	$15,437
Year Ended 7/31/2022	$47.01	(17.61% )	1.28% (d)	1.28% (d)	(0.53% )	46%	$15,022
Year Ended 7/31/2021	$61.99	38.87%	1.27% (d)	1.26% (c),(d)	(0.48% )	52%	$20,376
Year Ended 7/31/2020	$50.50	27.37%	1.12%	1.12% (c)	(0.13% )	46%	$17,216
Year Ended 7/31/2019	$43.15	7.71%	1.14%	1.14%	(0.20% )	35%	$15,875
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$63.11	10.56%	0.74%	0.74% (c)	0.08%	18%	$1,280,302
Year Ended 7/31/2023	$59.45	17.40%	0.75% (d)	0.75% (c),(d)	0.15%	45%	$1,184,525
Year Ended 7/31/2022	$50.64	(17.15% )	0.73% (d)	0.73% (d)	0.02%	46%	$1,066,894
Year Ended 7/31/2021	$66.34	39.61%	0.74% (d)	0.74% (c),(d)	0.04%	52%	$1,360,640
Year Ended 7/31/2020	$53.52	27.79%	0.77%	0.77% (c)	0.22%	46%	$1,062,936
Year Ended 7/31/2019	$45.38	8.11%	0.79%	0.79%	0.15%	35%	$975,664
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$59.60	0.03	6.16	6.19	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.75	0.17	8.68	8.85	—	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)(e)	19.64	19.64	(0.21)	(6.58)	(6.79)
Year Ended 7/31/2020	$45.44	0.12	11.73	11.85	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.59	0.09	3.13	3.22	—	(3.37)	(3.37)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$59.93	0.05	6.20	6.25	—	(2.51)	(2.51)
Year Ended 7/31/2023	$51.01	0.12	8.80	8.92	—	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)
Year Ended 7/31/2020	$45.59	0.14	11.78	11.92	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.70	0.11	3.15	3.26	—	(3.37)	(3.37)
Class R
Six Months Ended 1/31/2024 (Unaudited)	$54.45	(0.12)	5.62	5.50	—	(2.51)	(2.51)
Year Ended 7/31/2023	$46.62	(0.16)	7.99	7.83	—	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Year Ended 7/31/2020	$42.92	(0.12)	10.98	10.86	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.49	(0.14)	2.94	2.80	—	(3.37)	(3.37)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$63.28	10.57%	0.72%	0.72%	0.10%	18%	$31,110
Year Ended 7/31/2023	$59.60	17.44%	0.72% (d)	0.72% (d)	0.35%	45%	$24,642
Year Ended 7/31/2022	$50.75	(17.13% )	0.71% (d)	0.71% (d)	0.04%	46%	$83,838
Year Ended 7/31/2021	$66.47	39.63%	0.72% (d)	0.72% (d)	(0.00% )(e)	52%	$108,093
Year Ended 7/31/2020	$53.62	27.84%	0.73%	0.73%	0.26%	46%	$17,929
Year Ended 7/31/2019	$45.44	8.17%	0.74%	0.74%	0.20%	35%	$13,783
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$63.67	10.61%	0.67%	0.67%	0.15%	18%	$801,250
Year Ended 7/31/2023	$59.93	17.49%	0.67% (d)	0.67% (d)	0.24%	45%	$732,643
Year Ended 7/31/2022	$51.01	(17.09% )	0.66% (d)	0.66% (d)	0.09%	46%	$704,377
Year Ended 7/31/2021	$66.78	39.70%	0.66% (d)	0.66% (d)	0.09%	52%	$877,535
Year Ended 7/31/2020	$53.84	27.91%	0.68%	0.68%	0.31%	46%	$526,471
Year Ended 7/31/2019	$45.59	8.24%	0.69%	0.69%	0.26%	35%	$394,049
Class R
Six Months Ended 1/31/2024 (Unaudited)	$57.44	10.30%	1.24%	1.24% (c)	(0.43% )	18%	$13,883
Year Ended 7/31/2023	$54.45	16.80%	1.25% (d)	1.25% (c),(d)	(0.34% )	45%	$9,150
Year Ended 7/31/2022	$46.62	(17.56% )	1.23% (d)	1.23% (d)	(0.48% )	46%	$8,043
Year Ended 7/31/2021	$61.49	38.92%	1.24% (d)	1.24% (c),(d)	(0.44% )	52%	$10,247
Year Ended 7/31/2020	$50.11	27.14%	1.27%	1.27% (c)	(0.28% )	46%	$11,856
Year Ended 7/31/2019	$42.92	7.57%	1.29%	1.29%	(0.35% )	35%	$13,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years.  Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts. Class V shares were available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
In September 2023, the Board of Trustees of the Fund approved a proposal to combine Class V shares into Class A shares of the Fund (the Proposal). Shareholders holding Class V shares of the Fund on the record date of October 6, 2023, received a proxy to vote on the Proposal and at a meeting held on December 7, 2023, the Proposal was approved. On December 8, 2023, Class V shareholders received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class V shares. The combination of Class V shares into Class A shares was tax-free for federal tax purposes.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close
20
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at
Columbia Large Cap Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
22
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	304,175
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	81,521
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average value ($)
Option contracts written	(21,871)
Columbia Large Cap Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2024:
Morgan Stanley ($)
Liabilities
Call option contracts written	304,175
Total Financial and Derivative Net Assets	(304,175)
Total collateral received (pledged) (a)	(304,175)
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
24
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.65% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
Columbia Large Cap Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Class E	0.29
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.08
Class V	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $9,184.
26
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.  As a result of Class V shares of the Fund being combined into Class A shares, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	388,116
Class C	—	1.00 (b)	792
Class E	4.50	1.00 (b)	27
Class V	5.75	0.50 - 1.00(a)	760

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	1.03%	1.09%
Advisor Class	0.78	0.84
Class C	1.78	1.84
Class R	1.37	1.44
Institutional Class	0.78	0.84
Institutional 2 Class	0.76	0.81
Institutional 3 Class	0.71	0.76
Class R	1.28	1.34
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,208,861,000	2,854,660,000	(36,174,000)	2,818,486,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2023 as arising on August 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
3,875,421	—
28
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $851,542,755 and $1,007,719,528, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 45.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
30
Columbia Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Growth Fund  | Semiannual Report 2024
31

 Results of Meeting of Shareholders
During the period, the Board of Trustees of Columbia Funds Series Trust I solicited approval of the holders of Class V shares of Columbia Large Cap Growth Fund (the “Fund”) for the combination of the Fund’s Class V shares with Class A shares of the Fund including, as part of such combination, the adoption with respect to Class V shares of a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 identical to that currently in effect with respect to Class A shares of the Fund (the “Proposal”). At a Joint Special Meeting of Shareholders held on December 7, 2023, Class V shareholders approved the Proposal.  Shareholders of each Fund were entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) determined at the close of business on the record date, and each fractional dollar amount is entitled to a proportionate fractional vote.
Votes For	Votes Against	Abstentions	Broker Non-Votes
2,050,894.912	130,218.732	197,026.998	0
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Columbia Large Cap Growth Fund  | Semiannual Report 2024

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Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Ultra Short Term Bond Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Ultra Short Term Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Term Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2015

Average annual total returns (%) (for the period ended January 31, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	02/20/19	3.34	5.94	2.22	1.49
Advisor Class*	12/03/18	3.31	5.98	2.37	1.64
Institutional Class*	12/03/18	3.31	5.98	2.37	1.64
Institutional 3 Class	03/08/04	3.34	6.16	2.44	1.73
Bloomberg U.S. Short-Term Government/Corporate Index		2.91	5.23	2.01	1.45
Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at January 31, 2024)
Asset-Backed Securities — Non-Agency	33.9
Commercial Mortgage-Backed Securities - Non-Agency	3.0
Corporate Bonds & Notes	48.0
Foreign Government Obligations	1.0
Money Market Funds	2.5
Residential Mortgage-Backed Securities - Agency	0.0 (a)
Residential Mortgage-Backed Securities - Non-Agency	9.5
Treasury Bills	1.1
U.S. Government & Agency Obligations	1.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at January 31, 2024)
AA rating	44.3
A rating	23.6
BBB rating	25.4
Not rated	6.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.40	1,022.87	2.30	2.29	0.45
Advisor Class	1,000.00	1,000.00	1,033.10	1,023.63	1.53	1.53	0.30
Institutional Class	1,000.00	1,000.00	1,033.10	1,023.63	1.53	1.53	0.30
Institutional 3 Class	1,000.00	1,000.00	1,033.40	1,023.93	1.23	1.22	0.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 33.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-X1 Class A
11/15/2028	7.110%	2,239,910	2,246,479
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	2,882,369	2,884,992
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	2,007,597	1,999,961
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	5,357,742	5,328,826
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	6,200,000	6,090,816
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	8,863,850	8,669,461
Amur Equipment Finance Receivables XIII LLC(a)
Series 2024-1A Class A1
01/21/2025	5.558%	4,750,000	4,750,768
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	1,317,941	1,297,944
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	813,097	807,095
Capital One Multi-Asset Execution Trust
Series 2021-A3 Class A3
11/15/2026	1.040%	10,153,000	9,828,596
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	3,955,560	3,763,046
Series 2021-N3 Class A1
06/12/2028	0.350%	169,171	168,949
CCG Receivables Trust(a)
Series 2021-1 Class A2
06/14/2027	0.300%	739,732	732,585
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	4,439,812	4,305,412
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	4,549,308	4,460,248
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	80,374	80,183
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	6,671,124	6,504,696
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	4,100,279	4,019,000
DT Auto Owner Trust(a)
Series 2022-3A Class A
10/15/2026	6.050%	8,635,172	8,642,273
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	3,994,957	3,955,038
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	3,775,000	3,786,142
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	12,000,000	11,456,108
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	1,627,826	1,627,995
Series 2023-4A Class A2
12/15/2025	6.070%	2,197,546	2,199,500
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	6,562,881	6,447,838
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	1,923,767	1,866,351
Series 2021-2A Class A
12/15/2026	0.830%	4,367,472	4,227,794
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	3,460,330	3,405,417
Flagship Credit Auto Trust(a)
Series 2021-3 Class A
07/15/2027	0.360%	3,036,896	3,006,276
Ford Credit Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.230%	302,676	301,511
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	2,988,438	2,972,156
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	6,617,000	6,635,861
Subordinated Series 2021-1A Class C
01/15/2027	1.200%	40,731	40,661
GM Financial Automobile Leasing Trust
Series 2022-1 Class A4
02/20/2026	1.960%	18,975,000	18,734,473
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 Class A2A
03/16/2026	5.190%	1,901,394	1,899,619
GreatAmerica Leasing Receivables(a)
Series 2023-1 Class A1
06/14/2024	5.519%	2,195,048	2,194,891
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	3,616,584	3,554,660
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	4,715,000	4,575,119
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	5,450,000	5,451,335
Hyundai Auto Receivables Trust
Series 2021-B Class A3
01/15/2026	0.380%	2,747,313	2,693,697
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	1,405,108	1,383,816
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	610,962	596,792
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	2,947,579	2,848,469
Series 2021-3 Class C
02/26/2029	0.860%	1,202,523	1,162,835
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	749,701	740,475
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	5,423,466	5,272,467
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	459,094	455,163
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	4,542,886	4,471,671
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	8,188,661	7,967,839
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	5,275,934	5,278,620
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	524,336	523,228
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	8,061,949	8,028,457
Series 2024-1 Class A
07/15/2031	6.660%	1,475,000	1,480,959
Pagaya AI Debt Trust(a),(b)
Subordinated Series 2023-7 Class AB
07/15/2031	7.342%	3,425,000	3,436,610
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	1,077,813	1,083,977
Reach ABS Trust(a),(c)
Series 2024-1A Class A
02/18/2031	6.300%	4,100,000	4,108,918
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	2,246,913	2,237,583
Series 2022-3 Class A3
12/15/2026	3.400%	8,477,548	8,426,841
Series 2022-7 Class A3
04/15/2027	5.750%	5,490,000	5,498,270
Series 2023-3 Class A2
08/17/2026	6.080%	2,640,840	2,645,276
Series 2023-4 Class A2
02/16/2027	6.180%	13,390,533	13,426,130
Series 2024-1 Class A2
02/16/2027	5.710%	2,600,000	2,601,803
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	4,425,000	4,399,340
Santander Retail Auto Lease Trust(a)
Series 2022-B Class A3
11/20/2025	3.280%	486,439	481,539
Santander Revolving Auto Loan Trust(a)
Subordinated Series 2019-A Class C
01/26/2032	3.000%	9,150,000	8,891,167
SoFi Consumer Loan Program Trust(a)
Series 2022-1S Class A
04/15/2031	6.210%	1,410,214	1,410,512
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	31,813,000	31,492,424
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	692,831	680,958
Series 2021-ST2 Class A
04/20/2027	2.500%	492,533	478,812
Series 2021-ST6 Class A
08/20/2027	1.850%	1,447,905	1,402,405
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST7 Class A
09/20/2029	1.850%	341,199	339,857
Series 2021-ST9 Class A
11/20/2029	1.700%	1,448,233	1,426,602
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	21,345,000	21,078,563
Series 2022-2 Class A
07/20/2028	1.530%	12,000,000	11,593,621
Verizon Master Trust(b)
Series 2022-7 Class A1A
11/22/2027	5.230%	1,510,000	1,510,054
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	2,725,609	2,685,758
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	9,270,000	9,213,789
Series 2022-3A Class A2
07/15/2025	5.240%	1,076,931	1,076,583
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	9,000,000	8,757,325
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	6,000,000	5,722,958
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	314,059	308,794
Series 2022-A Class A3
05/17/2027	1.660%	3,056,558	2,966,004
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	8,173,771	8,020,801
Total Asset-Backed Securities — Non-Agency (Cost $373,875,283)			375,227,837

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	5,222,286	5,096,024
Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	1,123,000	1,118,571
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	1,798,747	1,784,241
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27 Class A3
12/15/2047	3.473%	3,877,750	3,774,863
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2020-SFR1 Class A
04/17/2037	1.732%	4,977,715	4,776,285
Series 2020-SFR2 Class A
06/17/2037	2.078%	6,341,402	6,047,717
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.380%	11,000,000	10,340,356
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $33,462,766)			32,938,057

Corporate Bonds & Notes 48.0%

Aerospace & Defense 1.8%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	5,500,000	5,397,766
Boeing Co. (The)
05/01/2025	4.875%	5,500,000	5,463,558
Harris Corp.
04/27/2025	3.832%	4,005,000	3,940,970
United Technologies Corp.
08/16/2025	3.950%	5,500,000	5,426,390
Total			20,228,684
Automotive 1.0%
Daimler Trucks Finance North America LLC(a),(d)
SOFR + 1.000% 04/05/2024	6.310%	5,000,000	5,003,574
Toyota Motor Credit Corp.(d)
SOFR + 0.650% 09/11/2025	5.960%	5,700,000	5,710,036
Total			10,713,610
Banking 14.3%
American Express Co.(d)
SOFR + 0.720% 05/03/2024	6.030%	4,647,000	4,650,399
Bank of America Corp.(d)
SOFR + 1.100% 04/25/2025	6.410%	10,325,000	10,339,796
Bank of Montreal
06/07/2025	3.700%	5,563,000	5,466,559
Bank of New York Mellon Corp. (The)(d)
SOFR + 0.260% 04/26/2024	5.570%	1,718,000	1,716,939
Bank of Nova Scotia (The)(d)
SOFR + 1.090% 06/12/2025	6.400%	5,500,000	5,528,857
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB&T Corp
06/05/2025	3.700%	4,875,000	4,779,308
Canadian Imperial Bank of Commerce(d)
SOFR + 0.940% 04/07/2025	6.250%	5,500,000	5,519,894
Citigroup, Inc.(e)
04/24/2025	3.352%	10,160,000	10,104,558
Commonwealth Bank of Australia(a),(d)
3-month Term SOFR + 1.082% 06/04/2024	6.451%	5,383,000	5,392,942
Cooperatieve Rabobank UA(d)
SOFR + 0.700% 07/18/2025	6.010%	5,375,000	5,382,325
Goldman Sachs Group, Inc. (The)(d)
SOFR + 0.486% 10/21/2024	5.796%	9,000,000	9,006,079
HSBC Holdings PLC(e)
04/18/2026	1.645%	7,000,000	6,680,002
JPMorgan Chase & Co.(e)
11/19/2026	1.045%	11,500,000	10,692,626
Morgan Stanley(e)
10/21/2025	1.164%	10,500,000	10,136,711
National Australia Bank Ltd.
12/10/2025	4.750%	5,675,000	5,685,189
PNC Bank NA
06/01/2025	3.250%	5,498,000	5,365,455
Royal Bank of Canada(d)
SOFR + 0.840% 04/14/2025	6.150%	5,500,000	5,518,597
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	5,500,000	5,176,200
State Street Corp.(e)
05/18/2026	5.104%	3,375,000	3,377,291
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	5,465,000	5,378,525
Toronto-Dominion Bank (The)(d)
SOFR + 0.910% 03/08/2024	6.220%	5,500,000	5,501,253
UBS Group AG(a),(e)
08/05/2025	4.490%	5,500,000	5,467,122
US Bancorp
11/17/2025	3.950%	5,500,000	5,420,726
Wells Fargo & Co.(e)
05/19/2025	0.805%	11,000,000	10,829,579
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.(d)
SOFR + 0.720% 11/17/2025	6.030%	5,300,000	5,312,730
Total			158,429,662
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	5,200,000	5,153,850
Comcast Corp.
10/15/2025	3.950%	5,500,000	5,431,718
Total			10,585,568
Chemicals 0.7%
DowDuPont, Inc.
11/15/2025	4.493%	5,000,000	4,961,563
LYB International Finance III LLC
10/01/2025	1.250%	2,466,000	2,312,519
Total			7,274,082
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	5,500,000	5,268,478
John Deere Capital Corp.
09/08/2025	5.300%	5,340,000	5,400,793
Total			10,669,271
Diversified Manufacturing 0.9%
Carrier Global Corp.(a)
11/30/2025	5.800%	5,088,000	5,159,699
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,500,000	5,402,168
Total			10,561,867
Electric 4.0%
CenterPoint Energy, Inc.(d)
SOFR + 0.650% 05/13/2024	5.960%	2,710,000	2,709,804
Dominion Energy, Inc.
04/15/2026	1.450%	5,500,000	5,107,726
DTE Energy Co.
11/01/2024	4.220%	5,500,000	5,444,707
Duke Energy Corp.
09/15/2025	0.900%	5,651,000	5,301,135
Eversource Energy
08/15/2025	0.800%	3,657,000	3,417,518
Mississippi Power Co.(d)
SOFR + 0.300% 06/28/2024	5.610%	5,286,000	5,281,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	5,000,000	5,049,568
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	4,499,000	4,220,123
WEC Energy Group, Inc.
09/27/2025	5.000%	5,500,000	5,502,945
Xcel Energy, Inc.
06/01/2025	3.300%	2,334,000	2,279,835
Total			44,315,209
Food and Beverage 1.9%
Bacardi Ltd.(a)
05/15/2025	4.450%	5,500,000	5,432,566
Diageo Capital PLC
09/29/2025	1.375%	5,000,000	4,735,948
Mondelez International, Inc.
05/04/2025	1.500%	5,500,000	5,269,449
PepsiCo, Inc.(d)
SOFR + 0.400% 11/12/2024	5.710%	5,085,000	5,092,878
Total			20,530,841
Health Care 2.9%
Becton Dickinson and Co.
06/06/2024	3.363%	5,208,000	5,165,616
Cigna Corp.
11/15/2025	4.125%	5,500,000	5,416,887
CVS Health Corp.
07/20/2025	3.875%	5,500,000	5,412,514
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	5,500,000	5,553,276
HCA, Inc.
02/15/2026	5.875%	5,075,000	5,123,198
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	5,500,000	5,346,381
Total			32,017,872
Healthcare Insurance 0.8%
Anthem, Inc.
03/15/2026	1.500%	4,156,000	3,880,621
UnitedHealth Group, Inc.
07/15/2025	3.750%	5,500,000	5,427,617
Total			9,308,238
Independent Energy 0.8%
Pioneer Natural Resources Co.
03/29/2026	5.100%	4,834,000	4,868,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a)
03/05/2025	3.650%	4,537,000	4,448,378
Total			9,316,458
Integrated Energy 0.1%
BP Capital Markets America, Inc.
05/04/2026	3.119%	1,500,000	1,451,184
Life Insurance 2.1%
Corebridge Financial, Inc.
04/04/2025	3.500%	5,500,000	5,380,886
Met Tower Global Funding(a)
06/20/2026	5.400%	5,500,000	5,573,163
New York Life Global Funding(a)
06/24/2025	0.950%	1,836,000	1,740,327
Pricoa Global Funding I(a)
09/01/2025	0.800%	6,000,000	5,628,170
Principal Life Global Funding II(a)
06/23/2025	1.250%	5,671,000	5,391,089
Total			23,713,635
Media and Entertainment 0.9%
Discovery Communications LLC
03/11/2026	4.900%	5,500,000	5,480,309
Walt Disney Co. (The)
09/15/2024	3.700%	4,149,000	4,108,390
Total			9,588,699
Midstream 3.2%
Enbridge, Inc.
02/16/2024	2.150%	5,208,000	5,199,409
Energy Transfer Partners LP
01/15/2026	4.750%	5,400,000	5,365,147
Enterprise Products Operating LLC
02/15/2024	3.900%	5,169,000	5,165,090
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	4,583,000	4,582,776
05/01/2024	4.300%	1,710,000	1,703,732
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	5,500,000	5,457,453
Western Midstream Operating LP
02/01/2025	3.100%	2,840,000	2,768,876
Williams Companies, Inc. (The)
09/15/2025	4.000%	5,500,000	5,411,146
Total			35,653,629
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	5,500,000	5,163,628
Pharmaceuticals 2.9%
AbbVie, Inc.
03/15/2025	3.800%	5,500,000	5,432,861
Amgen, Inc.
05/01/2025	3.125%	5,500,000	5,371,972
AstraZeneca PLC
11/16/2025	3.375%	5,500,000	5,382,087
Gilead Sciences, Inc.
02/01/2025	3.500%	5,025,000	4,947,543
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	6,250,000	6,220,364
Roche Holdings, Inc.(a),(d)
SOFR + 0.240% 03/05/2024	5.550%	5,250,000	5,249,187
Total			32,604,014
Property & Casualty 1.0%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	5,500,000	5,391,510
Loews Corp.
04/01/2026	3.750%	5,500,000	5,370,590
Total			10,762,100
Railroads 1.0%
CSX Corp.
11/01/2025	3.350%	5,500,000	5,368,745
Union Pacific Corp.
01/15/2025	3.250%	5,500,000	5,412,337
Total			10,781,082
Retailers 0.5%
Lowe’s Companies, Inc.
09/08/2025	4.400%	5,236,000	5,201,424
Technology 2.2%
Broadcom, Inc.
11/15/2025	3.150%	5,500,000	5,333,904
International Business Machines Corp.
02/12/2024	3.625%	3,525,000	3,522,584
Microchip Technology, Inc.
02/15/2024	0.972%	5,129,000	5,118,946
NXP BV/Funding LLC
03/01/2026	5.350%	5,500,000	5,527,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2025	2.500%	5,500,000	5,334,595
Total			24,837,660
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	5,500,000	5,380,184
Wireless 1.0%
American Tower Corp.
01/15/2025	2.950%	5,500,000	5,378,094
T-Mobile USA, Inc.
04/15/2025	3.500%	5,500,000	5,391,571
Total			10,769,665
Wirelines 1.0%
AT&T, Inc.(d)
3-month Term SOFR + 1.442% 06/12/2024	6.808%	5,500,000	5,513,338
Verizon Communications, Inc.
11/20/2025	0.850%	5,838,000	5,440,743
Total			10,954,081
Total Corporate Bonds & Notes (Cost $529,103,290)			530,812,347

Foreign Government Obligations(f) 1.0%

Canada 1.0%
Province of Ontario
01/21/2026	0.625%	6,000,000	5,575,891
Province of Quebec
10/16/2024	2.875%	5,500,000	5,416,503
Total			10,992,394
Total Foreign Government Obligations (Cost $10,995,245)			10,992,394

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(d)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.380%	17,914	17,962
Total Residential Mortgage-Backed Securities - Agency (Cost $17,903)			17,962

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 9.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(d)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.345%	1,847,462	1,847,452
CFMT LLC(a),(b)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	6,214,996	5,783,829
Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.245%	7,894,950	7,962,045
Freddie Mac STACR REMIC Trust(a),(d)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	7.445%	5,741,017	5,812,589
MFA Trust(a),(b)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	998,132	925,445
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,526,913	2,416,655
Pretium Mortgage Credit Partners LLC(a),(b)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,777,799	7,467,457
RCO Mortgage LLC(a),(c),(g),(h)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	1,100,000	1,099,999
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	8,472,610	7,996,560
CMO Series 2022-EBO1 Class A
01/25/2052	2.161%	158,859	158,187
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	14,669,261	14,034,320
VCAT Asset Securitization LLC(a),(b)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	12,968,928	12,653,791
VCAT LLC(a),(b)
CMO Series 2021-NPL1 Class A1
12/26/2050	5.289%	714,235	709,326
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	20,087,185	19,165,818
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	9,913,889	9,758,733
Vericrest Opportunity Loan Transferee XCIII LLC(a),(b)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	7,724,750	7,492,535
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(b)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	313,150	297,311
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $109,067,756)			105,582,052

Treasury Bills 1.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.1%
U.S. Treasury Bills
05/02/2024	5.300%	11,900,000	11,743,211
Total Treasury Bills (Cost $11,739,776)			11,743,211

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(d)
SOFR + 0.040% 02/09/2024	5.350%	2,900,000	2,899,932
SOFR + 0.135% 09/05/2024	5.445%	400,000	400,110
SOFR + 0.200% 12/05/2024	5.510%	483,000	483,630
SOFR + 0.180% 03/07/2025	5.490%	2,550,000	2,551,612
Federal Farm Credit Banks Funding Corp.
11/18/2024	0.875%	3,575,000	3,462,414
Federal National Mortgage Association
10/15/2024	1.625%	1,650,000	1,611,726
Total U.S. Government & Agency Obligations (Cost $11,406,664)			11,409,424

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(i),(j)	28,161,652	28,156,019
Total Money Market Funds (Cost $28,151,166)		28,156,019
Total Investments in Securities (Cost: $1,107,819,849)		1,106,879,303
Other Assets & Liabilities, Net		(140,880)
Net Assets		1,106,738,423
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
At January 31, 2024, securities and/or cash totaling $1,247,750 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,085)	03/2024	USD	(223,137,031)	—	(1,946,979)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $426,843,643, which represents 38.57% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2024.

(c)	Represents a security purchased on a when-issued basis.
(d)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2024, the total value of these securities amounted to $1,099,999, which represents 0.10% of total net assets.

(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	20,596,147	411,245,938	(403,688,511)	2,445	28,156,019	1,245	956,340	28,161,652
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	375,227,837	—	375,227,837
Commercial Mortgage-Backed Securities - Non-Agency	—	32,938,057	—	32,938,057
Corporate Bonds & Notes	—	530,812,347	—	530,812,347
Foreign Government Obligations	—	10,992,394	—	10,992,394
Residential Mortgage-Backed Securities - Agency	—	17,962	—	17,962
Residential Mortgage-Backed Securities - Non-Agency	—	104,482,053	1,099,999	105,582,052
Treasury Bills	—	11,743,211	—	11,743,211
U.S. Government & Agency Obligations	—	11,409,424	—	11,409,424
Money Market Funds	28,156,019	—	—	28,156,019
Total Investments in Securities	28,156,019	1,077,623,285	1,099,999	1,106,879,303
Investments in Derivatives
Liability
Futures Contracts	(1,946,979)	—	—	(1,946,979)
Total	26,209,040	1,077,623,285	1,099,999	1,104,932,324
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,079,668,683)	$1,078,723,284
Affiliated issuers (cost $28,151,166)	28,156,019
Margin deposits on:
Futures contracts	1,247,750
Receivable for:
Investments sold	5,533,245
Capital shares sold	4,726,867
Dividends	144,282
Interest	5,268,043
Foreign tax reclaims	42,277
Prepaid expenses	17,838
Deferred compensation of board members	190,758
Other assets	32,623
Total assets	1,124,082,986
Liabilities
Payable for:
Investments purchased	4,301,300
Investments purchased on a delayed delivery basis	5,202,686
Capital shares redeemed	2,909,561
Distributions to shareholders	4,089,808
Variation margin for futures contracts	525,546
Management services fees	6,343
Distribution and/or service fees	1,284
Transfer agent fees	41,054
Compensation of chief compliance officer	119
Compensation of board members	2,104
Other expenses	15,817
Deferred compensation of board members	248,941
Total liabilities	17,344,563
Net assets applicable to outstanding capital stock	$1,106,738,423
Represented by
Paid in capital	1,115,687,285
Total distributable earnings (loss)	(8,948,862)
Total - representing net assets applicable to outstanding capital stock	$1,106,738,423
Class A
Net assets	$315,541,499
Shares outstanding	34,390,776
Net asset value per share	$9.18
Advisor Class
Net assets	$56,507,004
Shares outstanding	6,153,082
Net asset value per share	$9.18
Institutional Class
Net assets	$356,878,759
Shares outstanding	38,863,825
Net asset value per share	$9.18
Institutional 3 Class
Net assets	$377,811,161
Shares outstanding	41,126,270
Net asset value per share	$9.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
15

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$956,340
Interest	25,678,384
Interfund lending	407
Total income	26,635,131
Expenses:
Management services fees	1,253,450
Distribution and/or service fees
Class A	247,196
Transfer agent fees
Class A	106,816
Advisor Class	21,159
Institutional Class	119,981
Institutional 3 Class	12,689
Custodian fees	7,400
Printing and postage fees	21,182
Registration fees	50,064
Accounting services fees	15,581
Legal fees	14,113
Compensation of chief compliance officer	119
Compensation of board members	13,812
Deferred compensation of board members	7,304
Other	15,295
Total expenses	1,906,161
Net investment income	24,728,970
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(558,906)
Investments — affiliated issuers	1,245
Futures contracts	4,605,656
Net realized gain	4,047,995
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,219,635
Investments — affiliated issuers	2,445
Futures contracts	(5,669,712)
Net change in unrealized appreciation (depreciation)	9,552,368
Net realized and unrealized gain	13,600,363
Net increase in net assets resulting from operations	$38,329,333
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$24,728,970	$55,534,596
Net realized gain (loss)	4,047,995	(3,827,414)
Net change in unrealized appreciation (depreciation)	9,552,368	33,109,876
Net increase in net assets resulting from operations	38,329,333	84,817,058
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,820,433)	(13,378,409)
Advisor Class	(1,390,374)	(2,440,261)
Institutional Class	(7,952,974)	(12,749,678)
Institutional 3 Class	(9,282,137)	(27,921,971)
Total distributions to shareholders	(25,445,918)	(56,490,319)
Decrease in net assets from capital stock activity	(221,146,835)	(1,521,631,205)
Total decrease in net assets	(208,263,420)	(1,493,304,466)
Net assets at beginning of period	1,315,001,843	2,808,306,309
Net assets at end of period	$1,106,738,423	$1,315,001,843

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	5,453,439	49,746,759	15,457,815	138,623,929
Distributions reinvested	747,193	6,817,259	1,485,766	13,363,745
Shares redeemed	(11,151,571)	(101,584,397)	(53,204,617)	(477,380,995)
Net decrease	(4,950,939)	(45,020,379)	(36,261,036)	(325,393,321)
Advisor Class
Shares sold	3,321,903	30,297,891	13,111,839	117,943,975
Distributions reinvested	152,202	1,389,734	270,253	2,438,382
Shares redeemed	(6,843,202)	(62,337,481)	(10,003,365)	(90,219,974)
Net increase (decrease)	(3,369,097)	(30,649,856)	3,378,727	30,162,383
Institutional Class
Shares sold	9,624,179	87,759,549	35,573,330	319,242,062
Distributions reinvested	866,969	7,917,890	1,406,108	12,666,384
Shares redeemed	(13,391,228)	(122,137,914)	(42,454,538)	(381,807,169)
Net decrease	(2,900,080)	(26,460,475)	(5,475,100)	(49,898,723)
Institutional 3 Class
Shares sold	945,861	8,637,183	8,988,427	80,562,950
Distributions reinvested	71,832	656,436	744,357	6,688,069
Shares redeemed	(14,073,895)	(128,309,744)	(140,614,701)	(1,263,752,563)
Net decrease	(13,056,202)	(119,016,125)	(130,881,917)	(1,176,501,544)
Total net decrease	(24,276,318)	(221,146,835)	(169,239,326)	(1,521,631,205)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$9.07	0.18	0.12	0.30	(0.19)	(0.19)
Year Ended 7/31/2023	$8.93	0.24	0.15	0.39	(0.25)	(0.25)
Year Ended 7/31/2022	$9.04	0.03	(0.10)	(0.07)	(0.04)	(0.04)
Year Ended 7/31/2021	$9.05	0.05	0.00 (c)	0.05	(0.06)	(0.06)
Year Ended 7/31/2020	$9.03	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 7/31/2019(d)	$9.01	0.09	0.02	0.11	(0.09)	(0.09)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$9.08	0.19	0.11	0.30	(0.20)	(0.20)
Year Ended 7/31/2023	$8.94	0.28	0.13	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00 (c)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.16	0.05	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(e)	$8.99	0.14	0.05	0.19	(0.14)	(0.14)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$9.08	0.19	0.11	0.30	(0.20)	(0.20)
Year Ended 7/31/2023	$8.94	0.26	0.15	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00 (c)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.17	0.04	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(f)	$8.99	0.15	0.04	0.19	(0.14)	(0.14)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.09	0.19	0.11	0.30	(0.20)	(0.20)
Year Ended 7/31/2023	$8.95	0.24	0.17	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 7/31/2021	$9.06	0.07	0.00 (c)	0.07	(0.08)	(0.08)
Year Ended 7/31/2020	$9.04	0.18	0.03	0.21	(0.19)	(0.19)
Year Ended 7/31/2019	$9.00	0.22	0.04	0.26	(0.22)	(0.22)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Class A shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(e)	Advisor Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(f)	Institutional Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$9.18	3.34%	0.45%	0.45%	4.03%	36%	$315,541
Year Ended 7/31/2023	$9.07	4.48%	0.44%	0.44%	2.62%	76%	$356,981
Year Ended 7/31/2022	$8.93	(0.80% )	0.42%	0.42%	0.38%	76%	$675,383
Year Ended 7/31/2021	$9.04	0.56%	0.43%	0.43%	0.55%	87%	$978,846
Year Ended 7/31/2020	$9.05	2.17%	0.43%	0.43%	1.79%	100%	$446,211
Year Ended 7/31/2019(d)	$9.03	1.27%	0.42%	0.42%	2.43%	95%	$118,625
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$9.18	3.31%	0.30%	0.30%	4.16%	36%	$56,507
Year Ended 7/31/2023	$9.08	4.63%	0.29%	0.29%	3.14%	76%	$86,478
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.61%	76%	$54,946
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.63%	87%	$19,969
Year Ended 7/31/2020	$9.06	2.32%	0.27%	0.27%	1.81%	100%	$2,522
Year Ended 7/31/2019(e)	$9.04	2.16%	0.27%	0.27%	2.52%	95%	$12
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$9.18	3.31%	0.30%	0.30%	4.18%	36%	$356,879
Year Ended 7/31/2023	$9.08	4.64%	0.29%	0.29%	2.92%	76%	$379,279
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.56%	76%	$422,413
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.71%	87%	$406,157
Year Ended 7/31/2020	$9.06	2.32%	0.28%	0.28%	1.94%	100%	$221,636
Year Ended 7/31/2019(f)	$9.04	2.18%	0.30%	0.30%	2.63%	95%	$61,044
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$9.19	3.34%	0.24%	0.24%	4.22%	36%	$377,811
Year Ended 7/31/2023	$9.09	4.69%	0.24%	0.24%	2.70%	76%	$492,264
Year Ended 7/31/2022	$8.95	(0.50% )	0.23%	0.23%	0.57%	76%	$1,655,564
Year Ended 7/31/2021	$9.05	0.75%	0.24%	0.24%	0.75%	87%	$2,570,491
Year Ended 7/31/2020	$9.06	2.35%	0.25%	0.25%	2.00%	100%	$1,568,020
Year Ended 7/31/2019	$9.04	2.91%	0.25%	0.25%	2.40%	95%	$780,430
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
19

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
20
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
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21

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,946,979 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	4,605,656

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(5,669,712)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	241,353,122
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
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Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
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Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.07
Institutional Class	0.06
Institutional 3 Class	0.01
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A, Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.47%	0.49%
Advisor Class	0.32	0.34
Institutional Class	0.32	0.34
Institutional 3 Class	0.25	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
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Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,107,820,000	5,407,000	(8,295,000)	(2,888,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(6,319,172)	(6,319,172)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $418,748,855 and $659,359,518, respectively, for the six months ended January 31, 2024, of which $8,481,703 and $25,064,252, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
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27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	500,000	5.86	5
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
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Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Shareholder concentration risk
At January 31, 2024, one unaffiliated shareholder of record owned 31.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 50.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Ultra Short Term Bond Fund  | Semiannual Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Tax-Exempt Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Tax-Exempt Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2018
Douglas J. White, CFA
Co-Portfolio Manager
Managed Fund since 2022

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	3.31	3.34	1.40	2.55
	Including sales charges		0.22	0.22	0.78	2.24
Advisor Class		03/19/13	3.41	3.55	1.62	2.77
Class C	Excluding sales charges	08/01/97	2.99	2.72	0.79	1.93
	Including sales charges		1.99	1.72	0.79	1.93
Institutional Class		09/16/05	3.32	3.55	1.60	2.76
Institutional 2 Class		12/11/13	3.33	3.56	1.61	2.79
Institutional 3 Class*		03/01/17	3.44	3.61	1.68	2.74
Bloomberg Municipal Bond Index			2.70	2.90	2.00	2.78
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at January 31, 2024)
AAA rating	6.6
AA rating	21.6
A rating	38.3
BBB rating	16.8
BB rating	4.2
Not rated	12.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Top Ten States/Territories (%) (at January 31, 2024)
Texas	11.6
Illinois	11.2
Pennsylvania	9.7
New York	7.5
California	4.7
Colorado	4.6
Michigan	3.9
New Jersey	3.8
Florida	3.7
Puerto Rico	2.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.10	1,021.37	3.83	3.81	0.75
Advisor Class	1,000.00	1,000.00	1,034.10	1,022.37	2.81	2.80	0.55
Class C	1,000.00	1,000.00	1,029.90	1,018.35	6.89	6.85	1.35
Institutional Class	1,000.00	1,000.00	1,033.20	1,022.37	2.81	2.80	0.55
Institutional 2 Class	1,000.00	1,000.00	1,033.30	1,022.42	2.76	2.75	0.54
Institutional 3 Class	1,000.00	1,000.00	1,034.40	1,022.67	2.51	2.49	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.1%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	650,000	650,000
Total Floating Rate Notes (Cost $650,000)			650,000

Municipal Bonds 99.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.0%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,427,132
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2053	5.500%	7,500,000	8,300,397
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,061,424
Total			20,788,953
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,337,418
Arizona 1.8%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	745,113
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,113,388
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	995,166
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	995,987
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	837,061
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	22,500,000	24,810,979
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,665,924
Total			38,163,618
California 4.7%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	6,119,561
California Community Choice Financing Authority(d)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,500,000	3,853,723
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,021,059
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	9,927,806
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,560,189
02/01/2037	5.000%	1,000,000	1,036,008
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	10,042,246
California School Finance Authority(c)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	156,283
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	5,000,000	5,036,981
California Statewide Communities Development Authority(c)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,562,901
11/01/2043	6.375%	1,035,000	1,036,385
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,875,852
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,506,066
Castaic Lake Water Agency(g)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,300,947
Golden State Tobacco Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,157,231
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,140,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority(e)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,472,255
07/01/2058	5.250%	10,000,000	10,739,618
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	10,000,000	10,000,305
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,348,659
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,010
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	390,000	390,346
Total			98,327,215
Colorado 4.6%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,148,184
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,838,229
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,966,206
11/15/2053	5.500%	2,400,000	2,625,703
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	8,067,105
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,527,067
07/01/2044	5.375%	2,100,000	2,100,173
07/01/2049	5.500%	925,000	925,091
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	13,364,458
09/15/2053	5.000%	10,000,000	8,784,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	8,139,953
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,824,894
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	9,000,000	9,614,841
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,237,844
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	14,176,015
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	814,185
Total			96,154,267
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,068,943
District of Columbia 1.1%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,356,207
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,150,638
Unlimited General Obligation Bonds
Series 2023A
01/01/2045	5.000%	4,000,000	4,495,214
01/01/2048	5.250%	5,000,000	5,644,747
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,248,772
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,399,766
Total			23,295,344
Florida 3.7%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,625,000	2,347,556
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,231,400
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Agency, Inc.(c),(g)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,600,000	270,478
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,108,505
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,410,349
County of Broward Airport System(e)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	14,016,002
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	3,000,000	3,009,918
County of Osceola Transportation(g)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,054,593
10/01/2041	0.000%	2,500,000	1,042,043
10/01/2042	0.000%	3,250,000	1,269,613
10/01/2043	0.000%	2,750,000	1,015,241
10/01/2044	0.000%	3,000,000	1,040,562
10/01/2046	0.000%	3,000,000	922,831
10/01/2048	0.000%	4,000,000	1,090,372
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,049,389
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,340,474
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,479,658
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,678,777
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,826,712
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	838,661
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,656,344
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	6,952,055
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,097,856
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,278,744
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	1,090,000	1,118,373
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,658,959
Total			77,132,965
Georgia 2.4%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
05/31/2027	5.750%	4,000,000	3,995,328
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,480,661
Georgia State Road & Tollway Authority(c),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	130,000	128,548
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,250,201
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	19,339,682
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,786,325
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,615,661
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,515,764
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,571,277
Total			50,683,447
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,595,113
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021
03/01/2040	4.000%	810,000	794,654
03/01/2041	4.000%	750,000	728,506
03/01/2051	4.000%	2,000,000	1,860,043
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	6,925,893
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	10,000,000	6,961,143
Total			20,865,352
Illinois 11.1%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,678,255
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,008,156
Series 2022A
12/01/2047	5.000%	4,875,000	4,890,363
Chicago Midway International Airport(e)
Prerefunded 04/03/24 Revenue Bonds
2nd Lien
Series 2014A
12/31/2040	5.000%	10,000,000	10,028,160
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	7,587,069
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	4,620,000	4,657,780
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	3,010,113
01/01/2055	5.000%	11,250,000	11,630,912
Series 2015C
01/01/2046	5.000%	12,525,000	12,533,606
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,410,053
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,348,112
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,267,349
01/01/2039	5.000%	2,970,000	2,989,335
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2039	5.000%	2,000,000	2,013,988
11/01/2044	5.000%	2,850,000	2,865,445
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,700,810
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,765,690
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	6,400,000	6,482,689
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	475,421
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,992,331
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,539,466
12/15/2040	0.000%	3,050,000	1,479,223
12/15/2041	0.000%	2,200,000	1,004,917
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	5,113,964
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,747,453
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,219,744
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	16,175,003
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,580,898
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	2,205,000	2,279,213
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	7,570,837
Series 2019C
11/01/2042	4.000%	9,925,000	9,688,107
11/01/2043	4.000%	3,000,000	2,900,758
11/01/2044	4.000%	2,000,000	1,920,639
Series 2014
02/01/2039	5.000%	15,000,000	15,007,411
Series 2016
11/01/2030	5.000%	5,975,000	6,242,702
Series 2020
05/01/2039	5.500%	2,705,000	2,999,191
Series 2020C
05/01/2024	5.500%	1,000,000	1,004,783
Series 2022A
03/01/2047	5.500%	19,000,000	20,949,083
Series 2023B
05/01/2047	5.500%	1,750,000	1,931,644
05/01/2048	4.500%	600,000	602,003
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,441,280
State of Illinois Sales Tax(h)
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2042	5.000%	3,000,000	3,333,063
Total			233,067,019
Indiana 0.3%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	92,011
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Housing & Community Development Authority(h)
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	5,008,200
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	835,000	902,423
Total			6,002,634
Iowa 1.2%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,224,707
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	4,673,667
05/15/2053	4.000%	12,790,000	7,983,011
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	7,193,773
Total			25,075,158
Kentucky 0.8%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,771,100
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	6,622,675
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
03/31/2054	5.250%	8,500,000	9,232,262
Total			17,626,037
Louisiana 2.3%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,573
05/15/2041	4.000%	25,000	25,573
05/15/2047	5.000%	15,000	15,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2036	5.000%	1,750,000	1,826,588
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2052	5.000%	1,600,000	1,626,770
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,699,104
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,757,750
Series 2015B
01/01/2045	5.000%	21,150,000	21,163,398
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,549,421
Total			47,689,850
Maryland 0.9%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,819,285
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,558,644
Maryland Economic Development Corp.(e)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,072,283
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	811,533
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,949,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,021,364
Total			18,232,329
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,892,960
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	774,232
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,172,222
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	38,255
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,341,686
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,512,544
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,110,823
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,169,797
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,446,082
Total			25,458,601
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.8%
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	411,204
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,871,708
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,076,912
Revenue Bonds
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	5,634,565
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,052,480
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,874,677
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,098,288
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,197,815
06/30/2048	5.000%	3,000,000	3,062,405
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	505,000	512,286
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	890,000	903,691
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	22,780,196
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	11,705,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,966,443
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	205,000	208,753
Total			80,356,516
Minnesota 1.3%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,488,965
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	988,633
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2025	0.000%	17,500,000	16,904,233
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	7,110,000	5,620,646
Total			28,002,477
Missouri 2.2%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,112,888
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,350,174
02/01/2044	5.000%	12,725,000	12,197,205
Kansas City Industrial Development Authority(e)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	5,709,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	1,898,457
05/15/2042	5.250%	2,290,000	1,865,708
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	1,054,092
11/01/2045	2.700%	1,040,000	801,944
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	9,999,559
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,751,580
Total			46,740,866
Nebraska 2.3%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,670,539
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2036	5.000%	1,000,000	1,002,616
05/15/2044	5.000%	6,400,000	6,413,749
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,621,552
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	7,336,532
01/01/2049	4.000%	20,595,000	19,587,925
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	222,888
Total			47,855,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.4%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,143,974
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,351,927
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,027,657
Series 2018A
12/15/2038	5.000%	835,000	818,649
12/15/2048	5.000%	2,000,000	1,837,305
Total			7,179,512
New Hampshire 0.5%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,211,495	9,021,868
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,431,125
New Hampshire Health & Education Facilities Authority Act(f)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,413,552	28,271
07/01/2042	0.000%	807,744	16,155
Total			10,497,419
New Jersey 3.8%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,313,573
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,680,967
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,343,009
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	11,500,000	11,966,570
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,440,907
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,769,383
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,345,819
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,250,494
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,511,543
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,652,158
Series 2022
06/15/2048	5.000%	3,750,000	4,055,967
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,306,081
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,111,408
01/01/2052	5.250%	6,250,000	6,942,942
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	2,065,446
Subordinated Series 2018B
06/01/2046	5.000%	3,580,000	3,641,201
Total			78,397,483
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,399,666
07/01/2039	3.350%	1,285,000	1,203,748
07/01/2044	3.600%	2,675,000	2,392,854
Total			4,996,268
New York 7.4%
Build NYC Resource Corp.(c),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	100,000	100,111
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,497,236
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,793,243
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	5,032,050
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,740,151
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,151,802
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,514,565
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	16,000,000	15,802,853
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	10,058,815
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	2,116,005
08/01/2048	4.000%	2,400,000	2,374,603
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,969,064
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,786,781
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	1,040,214
New York State Dormitory Authority
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,171,394
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,852,958
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	13,941,423
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,383,641
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,598,639
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	4,062,266
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,313,026
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	6,045,708
12/01/2042	4.000%	4,355,000	4,096,494
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,306,475
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	983,967
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Bonds
Series 221
07/15/2040	4.000%	1,000,000	990,929
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	11,163,104
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,412,602
Series 2022A
11/15/2052	4.000%	12,500,000	12,200,726
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	1,949,686
09/15/2047	5.250%	3,025,000	2,271,298
09/15/2053	5.250%	6,240,000	4,504,858
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,792,896
Total			155,019,583
North Carolina 1.4%
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	12,467,639
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,041,348
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,527,705
07/01/2044	5.000%	2,260,000	1,995,894
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	733,862
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	339,177
07/01/2034	0.000%	1,135,000	705,555
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
01/01/2044	0.000%	4,000,000	1,726,066
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,144,160
01/01/2043	0.000%	3,500,000	1,599,435
Series 2024 (AGM)
01/01/2050	0.000%	7,000,000	2,039,400
Total			28,320,241
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,142,853
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	663,996
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,815,009
Total			3,621,858
Ohio 2.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,790,000	23,404,784
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	272,118
12/01/2049	5.125%	1,895,000	1,486,179
Lake County Port & Economic Development Authority(c),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	1,740,000
12/01/2052	0.000%	1,500,000	435,000
Ohio Air Quality Development Authority(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	973,272
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,125,079
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	9,844,716
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,749,492
Total			46,030,640
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,674,717
Oregon 2.0%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	917,970
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,267,044
Port of Portland Airport(e)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2053	5.500%	20,000,000	22,056,798
State of Oregon
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2023
05/01/2048	5.000%	5,580,000	6,239,701
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,654,171
Washington & Multnomah Counties School District No. 48J Beaverton(g)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	6,254,030
Total			41,389,714
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 9.6%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,074,812
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,615,774
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	865,000	878,998
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,399,567
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,159,008
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,063,913
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,021,342
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,883,345
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	18,211,604
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,292,005
Series 2017A
11/15/2042	4.000%	30,000,000	29,840,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,282,416
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	14,003,443
06/30/2042	5.000%	12,375,000	12,452,805
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,141,607
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,385,927
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	5,290,684
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	15,115,582
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	6,852,794
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	20,295,000	20,690,588
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,104,452
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	17,077,709
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	15,598,266
Subordinated Series 2018B
12/01/2043	5.000%	1,000,000	1,048,924
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,533,942
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018B
09/01/2043	5.000%	985,000	1,026,745
Total			201,191,258
Puerto Rico 2.6%
Commonwealth of Puerto Rico(g),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,392,791	1,912,686
Subordinated Series 2022
11/01/2043	0.000%	2,626,377	1,454,356
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	5,210,000	5,226,780
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	2,152,500
Series 2012A
07/01/2042	0.000%	7,000,000	2,152,500
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	490,925
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,661,973
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,145,491
Puerto Rico Sales Tax Financing Corp.(g),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	93,959,000	29,192,263
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	7,005,172
Total			53,394,646
South Carolina 1.5%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,164,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,505,000	10,707,317
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	933,444
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,927,636
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	885,000	766,122
07/01/2040	3.000%	885,000	746,185
Total			32,245,304
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	4,500,000	4,558,509
Tennessee 1.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,320,677
10/01/2035	5.000%	645,000	653,599
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	7,200,000	7,127,838
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	669,757
04/01/2043	0.000%	1,500,000	596,127
04/01/2045	0.000%	1,500,000	531,446
04/01/2046	0.000%	750,000	251,159
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	7,000,000	4,956,361
10/01/2059	5.750%	5,000,000	3,477,002
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,190,709
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	653,015
07/01/2042	3.600%	460,000	430,817
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,502,525
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,499,793
Total			38,860,825
Texas 11.5%
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,795,938
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,293,385
Central Texas Regional Mobility Authority(g)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,926,036
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2037	5.000%	5,000,000	5,028,249
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,369,334
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	800,000	761,665
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	1,995,000	1,997,266
08/15/2042	5.000%	2,350,000	2,350,495
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013
08/15/2033	6.000%	990,000	992,071
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,073,740
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,736,670
Series 2015A
12/01/2035	5.000%	2,200,000	2,226,901
12/01/2045	5.000%	1,100,000	1,103,527
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	8,475,000	8,463,531
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,732,737
02/01/2053	5.250%	2,500,000	2,782,609
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,200,000	5,125,860
Dallas Independent School District(h)
Unlimited General Obligation Bonds
Series 2024
02/15/2049	5.000%	7,500,000	8,238,872
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	773,928
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	645,000	661,094
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,481,350
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,920,240
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,456,036
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,951,865
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	3,258,330
Series 2023
02/15/2053	4.000%	8,375,000	8,221,740
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,424,789
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,125,000	3,097,572
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	9,000,000	8,984,433
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,036,535
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	1,597,312	885,178
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	450,000
07/01/2051	0.000%	6,745,000	3,035,250
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,500,750
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	5,500,000	6,003,557
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	383,578
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,684,476
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,065,029
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,441,805
Sanger Industrial Development Corp.(c),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,141,575
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,895,679
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	15,825,963
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,491,768
10/01/2049	5.000%	1,870,000	1,839,333
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2052	4.000%	2,650,000	2,494,607
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	402,666
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,514,211
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,141,353
Segment 3C Project
Series 2019
06/30/2058	5.000%	21,445,000	21,686,874
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,012,018
12/31/2055	5.000%	6,250,000	6,213,794
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,032,997
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,731,569
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,726,184
02/15/2035	3.000%	1,750,000	1,714,305
02/15/2036	3.000%	1,435,000	1,382,893
Total			240,889,210
Utah 0.6%
City of Salt Lake City Airport(e)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,398,245
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,602,076
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,420,503
Total			11,420,824
Virginia 1.2%
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	804,157
06/15/2033	5.000%	500,000	502,389
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(e)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,533,483
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,768,496
12/31/2056	5.000%	16,800,000	16,861,911
Total			25,470,436
Washington 1.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,856,236
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,332,367
12/01/2045	6.250%	2,500,000	2,515,866
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,198,366
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,010,157
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	759,147
07/01/2035	6.750%	550,000	573,838
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	506,144
Washington State Housing Finance Commission(c)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,307,918
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,593,602
07/01/2059	6.250%	1,430,000	1,578,543
07/01/2063	6.375%	750,000	822,066
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	170,000	168,902
Total			27,223,152
West Virginia 0.7%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	14,500,000	14,970,081
Wisconsin 2.1%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,799,377
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,165,422
Series 2023A
07/01/2062	5.750%	7,250,000	7,506,994
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	767,745
05/15/2047	5.250%	1,105,000	997,797
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	441,791
Public Finance Authority(c),(g)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,000,000	1,014,292
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	9,523,839
Wisconsin Center District(g)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	3,107,374
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,709,042
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,777,176
07/01/2053	4.125%	5,000,000	3,745,105
Series 2018B
07/01/2038	4.375%	1,250,000	967,439
07/01/2043	4.500%	1,375,000	1,000,198
07/01/2048	5.000%	500,000	375,283
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,490,681
Total			44,389,555
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,955,398
Total Municipal Bonds (Cost $2,209,398,594)			2,084,621,443

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(j)	79,423	79,431
Total Money Market Funds (Cost $79,423)		79,431
Total Investments in Securities (Cost $2,210,128,017)		2,085,350,874
Other Assets & Liabilities, Net		7,087,789
Net Assets		$2,092,438,663
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $87,300,642, which represents 4.17% of total net assets.

(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $53,394,646, which represents 2.55% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	650,000	—	650,000
Municipal Bonds	—	2,084,621,443	—	2,084,621,443
Money Market Funds	79,431	—	—	79,431
Total Investments in Securities	79,431	2,085,271,443	—	2,085,350,874
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,210,128,017)	$2,085,350,874
Cash	265
Receivable for:
Investments sold	6,058,366
Capital shares sold	6,407,356
Dividends	9,553
Interest	21,324,147
Prepaid expenses	19,619
Deferred compensation of board members	530,250
Other assets	26,057
Total assets	2,119,726,487
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	16,482,545
Capital shares redeemed	3,439,972
Distributions to shareholders	6,581,427
Management services fees	26,106
Distribution and/or service fees	9,372
Transfer agent fees	113,409
Compensation of chief compliance officer	200
Compensation of board members	2,838
Other expenses	15,641
Deferred compensation of board members	616,314
Total liabilities	27,287,824
Net assets applicable to outstanding capital stock	$2,092,438,663
Represented by
Paid in capital	2,321,500,496
Total distributable earnings (loss)	(229,061,833)
Total - representing net assets applicable to outstanding capital stock	$2,092,438,663
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$1,642,726,514
Shares outstanding	138,391,477
Net asset value per share	$11.87
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.24
Advisor Class
Net assets	$13,366,784
Shares outstanding	1,126,409
Net asset value per share	$11.87
Class C
Net assets	$20,943,727
Shares outstanding	1,764,805
Net asset value per share	$11.87
Institutional Class
Net assets	$303,459,755
Shares outstanding	25,558,100
Net asset value per share	$11.87
Institutional 2 Class
Net assets	$12,691,400
Shares outstanding	1,068,856
Net asset value per share	$11.87
Institutional 3 Class
Net assets	$99,250,483
Shares outstanding	8,334,985
Net asset value per share	$11.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$49,640
Interest	45,298,235
Total income	45,347,875
Expenses:
Management services fees	4,784,260
Distribution and/or service fees
Class A	1,630,746
Class C	89,209
Transfer agent fees
Class A	559,278
Advisor Class	4,508
Class C	7,643
Institutional Class	102,968
Institutional 2 Class	3,517
Institutional 3 Class	2,928
Custodian fees	9,337
Printing and postage fees	38,269
Registration fees	73,998
Accounting services fees	20,863
Legal fees	20,531
Interest on interfund lending	2,310
Compensation of chief compliance officer	200
Compensation of board members	19,140
Deferred compensation of board members	10,467
Other	22,183
Total expenses	7,402,355
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(11,827)
Expense reduction	(2,634)
Total net expenses	7,387,894
Net investment income	37,959,981
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,786,065)
Futures contracts	2,898,993
Net realized loss	(16,887,072)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	43,458,328
Net change in unrealized appreciation (depreciation)	43,458,328
Net realized and unrealized gain	26,571,256
Net increase in net assets resulting from operations	$64,531,237
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$37,959,981	$81,524,624
Net realized loss	(16,887,072)	(54,309,420)
Net change in unrealized appreciation (depreciation)	43,458,328	(52,715,312)
Net increase (decrease) in net assets resulting from operations	64,531,237	(25,500,108)
Distributions to shareholders
Net investment income and net realized gains
Class A	(29,333,774)	(62,033,693)
Advisor Class	(249,538)	(539,071)
Class C	(333,278)	(798,813)
Institutional Class	(5,695,721)	(12,866,698)
Institutional 2 Class	(239,841)	(503,426)
Institutional 3 Class	(1,958,619)	(4,032,449)
Total distributions to shareholders	(37,810,771)	(80,774,150)
Decrease in net assets from capital stock activity	(118,370,795)	(369,877,650)
Total decrease in net assets	(91,650,329)	(476,151,908)
Net assets at beginning of period	2,184,088,992	2,660,240,900
Net assets at end of period	$2,092,438,663	$2,184,088,992
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,651,941	53,225,391	15,215,339	177,159,699
Distributions reinvested	2,417,463	27,603,452	5,040,685	58,386,449
Shares redeemed	(13,490,133)	(154,201,944)	(43,013,589)	(497,846,146)
Net decrease	(6,420,729)	(73,373,101)	(22,757,565)	(262,299,998)
Advisor Class
Shares sold	166,261	1,898,839	189,669	2,225,293
Distributions reinvested	21,848	249,442	43,642	505,241
Shares redeemed	(210,651)	(2,397,067)	(874,069)	(9,914,238)
Net decrease	(22,542)	(248,786)	(640,758)	(7,183,704)
Class C
Shares sold	223,221	2,542,179	629,621	7,279,820
Distributions reinvested	28,134	320,865	66,235	766,968
Shares redeemed	(614,370)	(7,026,673)	(1,161,611)	(13,507,005)
Net decrease	(363,015)	(4,163,629)	(465,755)	(5,460,217)
Institutional Class
Shares sold	3,126,404	35,543,759	9,786,080	114,120,374
Distributions reinvested	418,978	4,786,501	899,980	10,426,510
Shares redeemed	(5,975,149)	(68,089,089)	(26,473,713)	(307,156,273)
Net decrease	(2,429,767)	(27,758,829)	(15,787,653)	(182,609,389)
Institutional 2 Class
Shares sold	125,842	1,431,191	244,345	2,845,670
Distributions reinvested	20,825	237,861	43,193	500,441
Shares redeemed	(210,959)	(2,399,053)	(410,037)	(4,751,693)
Net decrease	(64,292)	(730,001)	(122,499)	(1,405,582)
Institutional 3 Class
Shares sold	1,176,721	13,484,161	13,832,706	161,084,287
Distributions reinvested	38,737	443,572	69,557	809,056
Shares redeemed	(2,273,279)	(26,024,182)	(6,299,412)	(72,812,103)
Net increase (decrease)	(1,057,821)	(12,096,449)	7,602,851	89,081,240
Total net decrease	(10,358,166)	(118,370,795)	(32,171,379)	(369,877,650)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

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Columbia Tax-Exempt Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$11.70	0.21	0.17	0.38	(0.21)	—	(0.21)
Year Ended 7/31/2023	$12.16	0.41	(0.47)	(0.06)	(0.40)	—	(0.40)
Year Ended 7/31/2022	$13.84	0.36	(1.61)	(1.25)	(0.36)	(0.07)	(0.43)
Year Ended 7/31/2021	$13.50	0.38	0.38	0.76	(0.38)	(0.04)	(0.42)
Year Ended 7/31/2020	$13.63	0.43	(0.06)	0.37	(0.43)	(0.07)	(0.50)
Year Ended 7/31/2019	$13.35	0.50	0.34	0.84	(0.55)	(0.01)	(0.56)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$11.70	0.22	0.17	0.39	(0.22)	—	(0.22)
Year Ended 7/31/2023	$12.16	0.43	(0.46)	(0.03)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.83	0.39	(1.60)	(1.21)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.40	0.38	0.78	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.63	0.45	(0.05)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.35	0.87	(0.58)	(0.01)	(0.59)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$11.70	0.17	0.17	0.34	(0.17)	—	(0.17)
Year Ended 7/31/2023	$12.16	0.34	(0.47)	(0.13)	(0.33)	—	(0.33)
Year Ended 7/31/2022	$13.83	0.29	(1.60)	(1.31)	(0.29)	(0.07)	(0.36)
Year Ended 7/31/2021	$13.50	0.29	0.38	0.67	(0.30)	(0.04)	(0.34)
Year Ended 7/31/2020	$13.63	0.34	(0.06)	0.28	(0.34)	(0.07)	(0.41)
Year Ended 7/31/2019	$13.35	0.41	0.35	0.76	(0.47)	(0.01)	(0.48)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$11.71	0.22	0.16	0.38	(0.22)	—	(0.22)
Year Ended 7/31/2023	$12.16	0.43	(0.45)	(0.02)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.40	0.39	0.79	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.71	0.22	0.16	0.38	(0.22)	—	(0.22)
Year Ended 7/31/2023	$12.16	0.43	(0.45)	(0.02)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$13.84	0.39	(1.61)	(1.22)	(0.39)	(0.07)	(0.46)
Year Ended 7/31/2021	$13.50	0.41	0.38	0.79	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$11.87	3.31%	0.75% (c)	0.75% (c),(d)	3.62%	12%	$1,642,727
Year Ended 7/31/2023	$11.70	(0.38% )	0.74% (c)	0.74% (c),(d)	3.47%	19%	$1,694,619
Year Ended 7/31/2022	$12.16	(9.15% )	0.73% (c)	0.72% (c),(d)	2.80%	16%	$2,037,502
Year Ended 7/31/2021	$13.84	5.74%	0.72% (e)	0.72% (d),(e)	2.78%	13%	$2,536,239
Year Ended 7/31/2020	$13.50	2.76%	0.73% (e)	0.73% (d),(e)	3.16%	29%	$2,550,497
Year Ended 7/31/2019	$13.63	6.51%	0.73%	0.73%	3.74%	20%	$2,548,777
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$11.87	3.41%	0.55% (c)	0.55% (c),(d)	3.82%	12%	$13,367
Year Ended 7/31/2023	$11.70	(0.18% )	0.54% (c)	0.54% (c),(d)	3.65%	19%	$13,441
Year Ended 7/31/2022	$12.16	(8.91% )	0.52% (c)	0.52% (c),(d)	2.99%	16%	$21,757
Year Ended 7/31/2021	$13.83	5.88%	0.52% (e)	0.52% (d),(e)	2.97%	13%	$29,770
Year Ended 7/31/2020	$13.50	2.96%	0.53% (e)	0.53% (d),(e)	3.36%	29%	$26,679
Year Ended 7/31/2019	$13.63	6.72%	0.53%	0.53%	3.93%	20%	$21,407
Class C
Six Months Ended 1/31/2024 (Unaudited)	$11.87	2.99%	1.35% (c)	1.35% (c),(d)	3.01%	12%	$20,944
Year Ended 7/31/2023	$11.70	(0.98% )	1.34% (c)	1.34% (c),(d)	2.87%	19%	$24,894
Year Ended 7/31/2022	$12.16	(9.63% )	1.38% (c)	1.32% (c),(d)	2.20%	16%	$31,541
Year Ended 7/31/2021	$13.83	5.03%	1.47% (e)	1.33% (d),(e),(f)	2.17%	13%	$44,740
Year Ended 7/31/2020	$13.50	2.09%	1.48% (e)	1.38% (d),(e),(f)	2.51%	29%	$56,855
Year Ended 7/31/2019	$13.63	5.82%	1.48%	1.38% (f)	3.09%	20%	$59,114
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$11.87	3.32%	0.55% (c)	0.55% (c),(d)	3.82%	12%	$303,460
Year Ended 7/31/2023	$11.71	(0.09% )	0.54% (c)	0.54% (c),(d)	3.65%	19%	$327,608
Year Ended 7/31/2022	$12.16	(8.97% )	0.53% (c)	0.53% (c),(d)	3.01%	16%	$532,342
Year Ended 7/31/2021	$13.84	5.95%	0.52% (e)	0.52% (d),(e)	2.97%	13%	$637,596
Year Ended 7/31/2020	$13.50	2.89%	0.53% (e)	0.53% (d),(e)	3.37%	29%	$613,307
Year Ended 7/31/2019	$13.64	6.80%	0.53%	0.53%	3.94%	20%	$781,834
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.87	3.33%	0.54% (c)	0.54% (c)	3.83%	12%	$12,691
Year Ended 7/31/2023	$11.71	(0.08% )	0.53% (c)	0.53% (c)	3.68%	19%	$13,264
Year Ended 7/31/2022	$12.16	(8.96% )	0.51% (c)	0.51% (c)	3.00%	16%	$15,272
Year Ended 7/31/2021	$13.84	5.97%	0.51% (e)	0.51% (e)	3.00%	13%	$22,033
Year Ended 7/31/2020	$13.50	2.90%	0.52% (e)	0.52% (e)	3.36%	29%	$50,150
Year Ended 7/31/2019	$13.64	6.81%	0.52%	0.52%	3.94%	20%	$8,978
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.74	0.22	0.17	0.39	(0.22)	—	(0.22)
Year Ended 7/31/2023	$12.19	0.44	(0.45)	(0.01)	(0.44)	—	(0.44)
Year Ended 7/31/2022	$13.88	0.40	(1.62)	(1.22)	(0.40)	(0.07)	(0.47)
Year Ended 7/31/2021	$13.54	0.41	0.39	0.80	(0.42)	(0.04)	(0.46)
Year Ended 7/31/2020	$13.67	0.46	(0.06)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.39	0.53	0.35	0.88	(0.59)	(0.01)	(0.60)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2021	7/31/2020	7/31/2019
Class C	0.01%	0.10%	0.10%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.91	3.44%	0.49% (c)	0.49% (c)	3.88%	12%	$99,250
Year Ended 7/31/2023	$11.74	(0.02% )	0.48% (c)	0.48% (c)	3.78%	19%	$110,262
Year Ended 7/31/2022	$12.19	(8.96% )	0.47% (c)	0.46% (c)	3.07%	16%	$21,828
Year Ended 7/31/2021	$13.88	6.01%	0.47% (e)	0.47% (e)	3.03%	13%	$27,202
Year Ended 7/31/2020	$13.54	3.03%	0.47% (e)	0.47% (e)	3.42%	29%	$20,467
Year Ended 7/31/2019	$13.67	6.78%	0.47%	0.47%	3.97%	20%	$17,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,898,993
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	23,196,968

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.46% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $2,634.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	89,012
Class C	—	1.00 (b)	336

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.75%	0.76%
Advisor Class	0.55	0.56
Class C	1.35	1.36
Institutional Class	0.55	0.56
Institutional 2 Class	0.53	0.55
Institutional 3 Class	0.49	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,210,128,000	32,000,000	(156,777,000)	(124,777,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(18,448,065)	(73,318,508)	(91,766,573)

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $250,876,429 and $371,050,001, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,172,727	5.87	11
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,

Columbia Tax-Exempt Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2024, affiliated shareholders of record owned 38.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Tax-Exempt Fund  | Semiannual Report 2024

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Columbia Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_P01_(03/24)

Semiannual Report
January 31, 2024 (Unaudited)
Columbia Oregon Intermediate Municipal Bond Fund
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Oregon Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).

Portfolio management
Paul Fox, CFA
Lead Portfolio Manager
Managed Fund since 2016
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since 2022

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	2.12	1.47	1.19	1.71
	Including sales charges		-0.97	-1.55	0.57	1.40
Advisor Class		03/19/13	2.25	1.73	1.44	1.96
Class C	Excluding sales charges	10/13/03	1.89	1.01	0.73	1.26
	Including sales charges		0.89	0.02	0.73	1.26
Institutional Class		07/02/84	2.25	1.72	1.44	1.96
Institutional 2 Class		11/08/12	2.27	1.75	1.47	2.00
Institutional 3 Class*		03/01/17	2.38	1.89	1.54	2.02
Bloomberg 3-15 Year Blend Municipal Bond Index			2.59	2.54	1.98	2.53
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at January 31, 2024)
AAA rating	5.2
AA rating	73.4
A rating	14.5
BBB rating	1.5
BB rating	0.8
Not rated	4.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.20	1,021.06	4.12	4.12	0.81
Advisor Class	1,000.00	1,000.00	1,022.50	1,022.37	2.80	2.80	0.55
Class C	1,000.00	1,000.00	1,018.90	1,018.80	6.39	6.39	1.26
Institutional Class	1,000.00	1,000.00	1,022.50	1,022.32	2.85	2.85	0.56
Institutional 2 Class	1,000.00	1,000.00	1,022.70	1,022.47	2.69	2.69	0.53
Institutional 3 Class	1,000.00	1,000.00	1,023.80	1,022.72	2.44	2.44	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
5

Portfolio of Investments
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 99.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,270,440
07/01/2031	5.000%	1,750,000	1,791,150
07/01/2032	5.000%	2,000,000	2,046,859
Port of Portland(a)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	5,003,879
Port of Portland Airport(a)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,805,099
07/01/2036	5.000%	650,000	695,126
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,306,564
Total			15,919,117
Charter Schools 0.2%
Oregon State Facilities Authority(b)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	180,000	179,684
06/15/2035	5.500%	540,000	540,877
Total			720,561
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	558,595
05/01/2036	5.000%	1,500,000	1,515,667
Oak Tree Foundation Project
Series 2017
03/01/2025	5.000%	200,000	201,778
Pacific University
Series 2022
05/01/2037	4.000%	635,000	613,508
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	497,721
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	512,293
04/01/2031	5.000%	530,000	542,657
Total			4,442,219
Hospital 12.6%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	273,424
09/01/2030	5.000%	830,000	854,105
09/01/2031	5.000%	500,000	513,469
09/01/2032	5.000%	270,000	277,240
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,330,647
08/15/2037	5.000%	2,900,000	3,151,695
08/15/2039	4.000%	1,100,000	1,102,118
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,796,212
Series 2019A
07/01/2032	5.000%	5,175,000	5,798,370
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,397,241
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,122,101
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,657,738
06/01/2034	5.000%	3,185,000	3,296,330
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,607,501
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,038,732
05/15/2030	5.000%	1,000,000	1,040,051
05/15/2031	5.000%	1,025,000	1,066,234
05/15/2041	4.000%	2,500,000	2,484,553
Series 2019
05/15/2037	5.000%	2,305,000	2,468,278
Total			38,276,039
Local General Obligation 29.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(c)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	536,197
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,015,501
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,458,418
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	554,035
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,107,026
Series 2015
06/15/2026	4.000%	1,745,000	1,765,857
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,719,078
06/01/2027	5.000%	1,715,000	1,758,320
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	1,997,854
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,898,714
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	689,208
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,862,874
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,080,121
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	625,290
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	302,557
06/15/2029	5.000%	435,000	488,076
Clackamas Community College District(c)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	800,838
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,572,619
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,750,425
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,843,471
Clatsop County School District No. 30 Warrenton-Hammond(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	649,594
Columbia County School District No. 502(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	207,467
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	551,568
06/15/2035	5.000%	1,000,000	1,099,682
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	674,026
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2033	4.000%	380,000	411,998
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,662,274
Series 2020
06/15/2029	5.000%	550,000	617,107
06/15/2038	4.000%	2,500,000	2,584,069
Jackson County School District No. 4(d)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	697,961
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,321,120
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,191,340
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2033	4.000%	1,000,000	1,078,593
06/15/2037	4.000%	2,000,000	2,100,437
Lane County School District No. 1 Pleasant Hill(d)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,500,516
Lane County School District No. 19 Springfield(d)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,788,342
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,276,909
06/15/2028	0.000%	1,480,000	1,290,490
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,702,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,074,554
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,103,025
06/15/2033	5.000%	240,000	264,862
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,737,247
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,215,650
Multnomah County School District No. 7 Reynolds(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,114,215
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	757,333
02/01/2028	4.000%	1,000,000	1,010,707
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,050,340
Series 2023
06/15/2038	5.000%	1,000,000	1,158,172
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,211,645
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,045,798
Series 2020B
06/15/2033	5.000%	1,450,000	1,660,081
06/15/2034	5.000%	2,000,000	2,280,872
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,012,447
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,823,475
Total			88,752,770
Multi-Family 1.0%
Oregon State Facilities Authority(b)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	200,000	195,496
10/01/2036	5.000%	1,000,000	951,242
State of Oregon Housing & Community Services Department(c)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,984,064
Total			3,130,802
Municipal Power 2.2%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	360,851
12/01/2034	5.000%	400,000	412,402
12/01/2035	5.000%	410,000	422,564
12/01/2036	5.000%	440,000	453,325
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	570,145
08/01/2030	5.000%	420,000	451,232
08/01/2031	5.000%	450,000	481,290
08/01/2032	5.000%	250,000	267,212
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,533,977
12/01/2036	5.000%	1,545,000	1,610,915
Total			6,563,913
Other Bond Issue 0.2%
Warm Springs Reservation Confederated Tribe(b),(e)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	646,089
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	884,671
01/01/2029	5.000%	1,120,000	1,165,259
Total			2,049,930
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,275,405
12/01/2035	4.000%	1,290,000	1,313,634
Total			2,589,039
Refunded / Escrowed 10.1%
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,510,320
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,044,996
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	507,581
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,056,981
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	260,363
Puerto Rico Public Finance Corp.(e)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,388,611
State of Oregon
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015O
08/01/2035	5.000%	2,255,000	2,327,556
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,033,294
09/01/2032	4.000%	1,250,000	1,291,618
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,687,625
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	595,642
09/01/2035	5.000%	800,000	866,388
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,117,637
06/15/2031	5.000%	2,890,000	2,909,884
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,014,487
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,027,521
Total			30,640,504
Retirement Communities 1.0%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	204,661
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	323,863
12/01/2036	5.000%	900,000	868,532
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	693,757
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	556,087
05/15/2038	5.000%	500,000	495,432
Total			3,142,332
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 2.1%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,429,011
Series 2020A
07/01/2028	1.700%	1,040,000	939,642
01/01/2029	1.750%	1,010,000	908,120
Series 2020C
07/01/2035	2.000%	2,000,000	1,670,764
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	930,241
01/01/2029	1.200%	250,000	215,263
01/01/2030	1.450%	375,000	322,511
Total			6,415,552
Special Non Property Tax 13.0%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	464,244
06/15/2031	5.000%	725,000	771,820
06/15/2032	5.000%	780,000	828,569
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,754,270
Series 2015D
04/01/2027	5.000%	2,500,000	2,556,466
04/01/2028	5.000%	3,280,000	3,352,947
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,891,468
Series 2019A
04/01/2036	5.000%	1,000,000	1,110,811
Series 2022A
04/01/2035	5.000%	2,250,000	2,650,910
Series 2023A
04/01/2040	5.000%	1,145,000	1,308,908
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,253,378
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,063,345
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,232,143
11/15/2038	5.000%	1,020,000	1,123,628
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,291,970
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,483,757
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,313,470
Tri-County Metropolitan Transportation District
Revenue Bonds
Series 2019A
09/01/2038	5.000%	1,000,000	1,100,532
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,662,278
09/01/2039	4.000%	1,460,000	1,490,623
Total			39,705,537
State General Obligation 7.2%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,389,648
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	505,442
12/01/2031	2.000%	450,000	382,481
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,313,520
Series 2023
05/01/2040	5.000%	2,000,000	2,305,845
Series 2015F
05/01/2030	5.000%	5,565,000	5,699,353
Series 2019
06/01/2038	5.000%	3,000,000	3,295,567
Series 2019G
08/01/2033	5.000%	1,320,000	1,485,105
Series 2023G
08/01/2041	5.000%	2,320,000	2,673,377
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	787,049
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
08/01/2031	3.500%	500,000	507,137
08/01/2032	3.500%	500,000	505,685
Total			21,850,209
Transportation 3.4%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,302,479
10/01/2027	5.000%	1,485,000	1,597,752
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,361,863
Total			10,262,094
Water & Sewer 8.9%
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,231,658
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,531,767
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	514,756
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	216,885
08/01/2041	5.000%	525,000	596,649
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,296,453
12/01/2043	5.000%	1,085,000	1,236,387
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,564,406
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,669,832
Series 2014A
05/01/2028	4.000%	3,390,000	3,398,337
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	202,330
04/01/2026	4.000%	250,000	256,112
04/01/2027	4.000%	270,000	280,106
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	204,260
11/01/2033	5.000%	265,000	270,449
11/01/2034	5.000%	250,000	255,048
11/01/2035	5.000%	225,000	229,461
11/01/2036	5.000%	200,000	203,940
11/01/2043	5.000%	1,970,000	2,002,044
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,927,754
Total			27,088,634
Total Municipal Bonds (Cost $306,956,600)			302,195,341

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(f)	365,178	365,215
Total Money Market Funds (Cost $365,178)		365,215
Total Investments in Securities (Cost: $307,321,778)		302,560,556
Other Assets & Liabilities, Net		2,046,682
Net Assets		304,607,238
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $2,513,388, which represents 0.83% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $6,034,700, which represents 1.98% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
January 31, 2024 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	302,195,341	—	302,195,341
Money Market Funds	365,215	—	—	365,215
Total Investments in Securities	365,215	302,195,341	—	302,560,556
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
13

Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $307,321,778)	$302,560,556
Cash	1,394
Receivable for:
Capital shares sold	779,536
Dividends	3,119
Interest	2,873,607
Expense reimbursement due from Investment Manager	234
Prepaid expenses	3,529
Deferred compensation of board members	121,315
Other assets	1,002
Total assets	306,344,292
Liabilities
Payable for:
Investments purchased	730,202
Capital shares redeemed	230,595
Distributions to shareholders	610,820
Management services fees	3,900
Distribution and/or service fees	210
Transfer agent fees	18,762
Compensation of chief compliance officer	29
Compensation of board members	1,095
Other expenses	600
Deferred compensation of board members	140,841
Total liabilities	1,737,054
Net assets applicable to outstanding capital stock	$304,607,238
Represented by
Paid in capital	311,467,033
Total distributable earnings (loss)	(6,859,795)
Total - representing net assets applicable to outstanding capital stock	$304,607,238
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024 (Unaudited)
Class A
Net assets	$26,358,285
Shares outstanding	2,261,872
Net asset value per share	$11.65
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.01
Advisor Class
Net assets	$2,253,467
Shares outstanding	193,353
Net asset value per share	$11.65
Class C
Net assets	$1,610,097
Shares outstanding	138,181
Net asset value per share	$11.65
Institutional Class
Net assets	$201,515,079
Shares outstanding	17,292,381
Net asset value per share	$11.65
Institutional 2 Class
Net assets	$52,971,469
Shares outstanding	4,553,291
Net asset value per share	$11.63
Institutional 3 Class
Net assets	$19,898,841
Shares outstanding	1,705,275
Net asset value per share	$11.67
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
15

Statement of Operations
Six Months Ended January 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$22,527
Interest	4,347,475
Total income	4,370,002
Expenses:
Management services fees	701,019
Distribution and/or service fees
Class A	32,785
Class C	6,469
Transfer agent fees
Class A	10,929
Advisor Class	1,331
Class C	769
Institutional Class	81,471
Institutional 2 Class	14,643
Institutional 3 Class	654
Custodian fees	1,092
Printing and postage fees	6,975
Registration fees	4,644
Accounting services fees	15,581
Legal fees	8,115
Compensation of chief compliance officer	29
Compensation of board members	7,705
Deferred compensation of board members	3,117
Other	6,913
Total expenses	904,241
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(51,385)
Expense reduction	(260)
Total net expenses	852,596
Net investment income	3,517,406
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(364,596)
Net realized loss	(364,596)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,543,217
Net change in unrealized appreciation (depreciation)	3,543,217
Net realized and unrealized gain	3,178,621
Net increase in net assets resulting from operations	$6,696,027
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations
Net investment income	$3,517,406	$6,808,594
Net realized loss	(364,596)	(1,885,599)
Net change in unrealized appreciation (depreciation)	3,543,217	(4,895,749)
Net increase in net assets resulting from operations	6,696,027	27,246
Distributions to shareholders
Net investment income and net realized gains
Class A	(278,005)	(611,003)
Advisor Class	(37,895)	(85,475)
Class C	(15,395)	(42,847)
Institutional Class	(2,315,974)	(4,542,306)
Institutional 2 Class	(600,463)	(949,098)
Institutional 3 Class	(267,172)	(528,449)
Total distributions to shareholders	(3,514,904)	(6,759,178)
Decrease in net assets from capital stock activity	(1,550,880)	(25,230,119)
Total increase (decrease) in net assets	1,630,243	(31,962,051)
Net assets at beginning of period	302,976,995	334,939,046
Net assets at end of period	$304,607,238	$302,976,995
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
17

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2024 (Unaudited)		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	176,045	2,013,027	340,632	3,936,634
Distributions reinvested	23,223	265,050	50,877	583,547
Shares redeemed	(295,241)	(3,390,132)	(1,150,750)	(13,198,276)
Net decrease	(95,973)	(1,112,055)	(759,241)	(8,678,095)
Advisor Class
Shares sold	30,016	347,366	163,769	1,883,887
Distributions reinvested	3,259	37,084	7,396	84,967
Shares redeemed	(203,228)	(2,322,466)	(76,293)	(875,320)
Net increase (decrease)	(169,953)	(1,938,016)	94,872	1,093,534
Class C
Shares sold	3,467	40,024	32,463	374,425
Distributions reinvested	1,346	15,358	3,674	42,156
Shares redeemed	(55,032)	(628,912)	(123,695)	(1,423,914)
Net decrease	(50,219)	(573,530)	(87,558)	(1,007,333)
Institutional Class
Shares sold	1,957,682	22,458,748	1,998,646	23,041,740
Distributions reinvested	164,216	1,874,336	328,433	3,768,607
Shares redeemed	(2,053,036)	(23,441,494)	(5,634,824)	(64,661,161)
Net increase (decrease)	68,862	891,590	(3,307,745)	(37,850,814)
Institutional 2 Class
Shares sold	1,018,033	11,554,747	1,603,651	18,433,283
Distributions reinvested	52,505	598,519	82,454	945,193
Shares redeemed	(629,144)	(7,153,320)	(972,710)	(11,146,242)
Net increase	441,394	4,999,946	713,395	8,232,234
Institutional 3 Class
Shares sold	128,103	1,470,777	2,325,598	26,700,446
Distributions reinvested	7,492	85,612	13,998	160,760
Shares redeemed	(470,753)	(5,375,204)	(1,210,067)	(13,880,851)
Net increase (decrease)	(335,158)	(3,818,815)	1,129,529	12,980,355
Total net decrease	(141,047)	(1,550,880)	(2,216,748)	(25,230,119)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2024 (Unaudited)	$11.53	0.12	0.12	0.24	(0.12)	—	(0.12)
Year Ended 7/31/2023	$11.75	0.23	(0.22)	0.01	(0.23)	—	(0.23)
Year Ended 7/31/2022	$12.70	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)
Year Ended 7/31/2021	$12.79	0.23	(0.06)	0.17	(0.23)	(0.03)	(0.26)
Year Ended 7/31/2020	$12.52	0.27	0.29	0.56	(0.27)	(0.02)	(0.29)
Year Ended 7/31/2019	$12.14	0.30	0.41	0.71	(0.31)	(0.02)	(0.33)
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$11.53	0.14	0.12	0.26	(0.14)	—	(0.14)
Year Ended 7/31/2023	$11.76	0.26	(0.23)	0.03	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.70	0.24	(0.94)	(0.70)	(0.24)	—	(0.24)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Class C
Six Months Ended 1/31/2024 (Unaudited)	$11.53	0.10	0.12	0.22	(0.10)	—	(0.10)
Year Ended 7/31/2023	$11.75	0.18	(0.23)	(0.05)	(0.17)	—	(0.17)
Year Ended 7/31/2022	$12.70	0.16	(0.95)	(0.79)	(0.16)	—	(0.16)
Year Ended 7/31/2021	$12.79	0.17	(0.05)	0.12	(0.18)	(0.03)	(0.21)
Year Ended 7/31/2020	$12.52	0.22	0.28	0.50	(0.21)	(0.02)	(0.23)
Year Ended 7/31/2019	$12.14	0.25	0.40	0.65	(0.25)	(0.02)	(0.27)
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$11.53	0.14	0.12	0.26	(0.14)	—	(0.14)
Year Ended 7/31/2023	$11.75	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.70	0.24	(0.95)	(0.71)	(0.24)	—	(0.24)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.51	0.14	0.12	0.26	(0.14)	—	(0.14)
Year Ended 7/31/2023	$11.73	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.68	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.77	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.51	0.31	0.27	0.58	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.12	0.34	0.41	0.75	(0.34)	(0.02)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2024 (Unaudited)	$11.65	2.12%	0.84%	0.81% (c)	2.13%	4%	$26,358
Year Ended 7/31/2023	$11.53	0.08%	0.84% (d)	0.80% (c),(d)	1.96%	10%	$27,181
Year Ended 7/31/2022	$11.75	(5.83% )	0.84%	0.81% (c)	1.76%	11%	$36,636
Year Ended 7/31/2021	$12.70	1.38%	0.84%	0.81% (c)	1.81%	5%	$44,606
Year Ended 7/31/2020	$12.79	4.52%	0.84%	0.81% (c)	2.16%	9%	$45,868
Year Ended 7/31/2019	$12.52	5.94%	0.84%	0.83%	2.49%	8%	$44,185
Advisor Class
Six Months Ended 1/31/2024 (Unaudited)	$11.65	2.25%	0.59%	0.55% (c)	2.37%	4%	$2,253
Year Ended 7/31/2023	$11.53	0.25%	0.59% (d)	0.55% (c),(d)	2.23%	10%	$4,189
Year Ended 7/31/2022	$11.76	(5.52% )	0.59%	0.56% (c)	2.01%	11%	$3,156
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56% (c)	2.06%	5%	$3,238
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56% (c)	2.40%	9%	$2,415
Year Ended 7/31/2019	$12.52	6.21%	0.59%	0.57%	2.73%	8%	$1,919
Class C
Six Months Ended 1/31/2024 (Unaudited)	$11.65	1.89%	1.29%	1.26% (c)	1.67%	4%	$1,610
Year Ended 7/31/2023	$11.53	(0.37% )	1.29% (d)	1.25% (c),(d)	1.51%	10%	$2,172
Year Ended 7/31/2022	$11.75	(6.26% )	1.40%	1.26% (c)	1.30%	11%	$3,243
Year Ended 7/31/2021	$12.70	0.92%	1.59%	1.26% (c),(e)	1.36%	5%	$4,873
Year Ended 7/31/2020	$12.79	4.05%	1.59%	1.26% (c),(e)	1.72%	9%	$6,740
Year Ended 7/31/2019	$12.52	5.46%	1.59%	1.28% (e)	2.05%	8%	$8,434
Institutional Class
Six Months Ended 1/31/2024 (Unaudited)	$11.65	2.25%	0.59%	0.56% (c)	2.38%	4%	$201,515
Year Ended 7/31/2023	$11.53	0.33%	0.59% (d)	0.55% (c),(d)	2.21%	10%	$198,557
Year Ended 7/31/2022	$11.75	(5.60% )	0.59%	0.56% (c)	2.01%	11%	$241,308
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56% (c)	2.06%	5%	$266,298
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56% (c)	2.41%	9%	$267,135
Year Ended 7/31/2019	$12.52	6.20%	0.59%	0.58%	2.74%	8%	$270,831
Institutional 2 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.63	2.27%	0.57%	0.53%	2.40%	4%	$52,971
Year Ended 7/31/2023	$11.51	0.35%	0.56% (d)	0.53% (d)	2.25%	10%	$47,323
Year Ended 7/31/2022	$11.73	(5.58% )	0.55%	0.52%	2.05%	11%	$39,878
Year Ended 7/31/2021	$12.68	1.67%	0.56%	0.53%	2.10%	5%	$33,366
Year Ended 7/31/2020	$12.77	4.73%	0.56%	0.53%	2.45%	9%	$23,286
Year Ended 7/31/2019	$12.51	6.33%	0.56%	0.54%	2.77%	8%	$25,397
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
21

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.54	0.14	0.13	0.27	(0.14)	—	(0.14)
Year Ended 7/31/2023	$11.77	0.27	(0.24)	0.03	(0.26)	—	(0.26)
Year Ended 7/31/2022	$12.72	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)
Year Ended 7/31/2021	$12.81	0.27	(0.05)	0.22	(0.28)	(0.03)	(0.31)
Year Ended 7/31/2020	$12.54	0.31	0.29	0.60	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2019	$12.15	0.34	0.42	0.76	(0.35)	(0.02)	(0.37)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2021	7/31/2020	7/31/2019
Class C	0.06%	0.30%	0.30%
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2024 (Unaudited)	$11.67	2.38%	0.51%	0.48%	2.45%	4%	$19,899
Year Ended 7/31/2023	$11.54	0.33%	0.51% (d)	0.48% (d)	2.30%	10%	$23,555
Year Ended 7/31/2022	$11.77	(5.51% )	0.50%	0.48%	2.09%	11%	$10,718
Year Ended 7/31/2021	$12.72	1.72%	0.51%	0.48%	2.14%	5%	$10,242
Year Ended 7/31/2020	$12.81	4.86%	0.51%	0.48%	2.49%	9%	$7,945
Year Ended 7/31/2019	$12.54	6.37%	0.51%	0.49%	2.82%	8%	$6,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
23

Notes to Financial Statements
January 31, 2024 (Unaudited)
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders will be converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
24
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
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Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $260.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.45% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	5,708
Class C	—	1.00 (b)	528

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024	Prior to December 1, 2023
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.26	1.26
Institutional Class	0.56	0.56
Institutional 2 Class	0.54	0.53
Institutional 3 Class	0.49	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
307,322,000	1,573,000	(6,334,000)	(4,761,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(199,556)	(1,885,597)	(2,085,153)
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Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,617,685 and $10,525,312, respectively, for the six months ended January 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
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Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
January 31, 2024 (Unaudited)
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At January 31, 2024, one unaffiliated shareholder of record owned 20.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Oregon Intermediate Municipal Bond Fund  | Semiannual Report 2024
31

Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_P01_(03/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	March 22, 2024